Consolidated Schedule of Investments (unaudited) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AlbaCore EURO CLO I DAC, Series 1X, Class ER, (3 mo. EURIBOR + 5.96%), 5.96%, 10/18/34(a)(b)	EUR	100	$104,751
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class ER, (3 mo. EURIBOR + 6.45%), 6.45%, 04/15/34(a)(b)		203	215,505
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 2.31%, 05/15/30(b)(c)	USD	500	490,054
Aurium CLO II DAC, Series 2X, Class ERR, (3 mo. EURIBOR + 6.08%), 6.08%, 06/22/34(a)(b)	EUR	100	101,639
BBAM European CLO I DAC, Series 1X, Class ER, (3 mo. EURIBOR + 5.91%), 5.91%, 07/22/34(a)(b)		100	102,910
Bilbao CLO II DAC, Series 2X, Class DR, (3 mo. EURIBOR + 5.97%), 5.97%, 08/20/35(a)(b)		100	102,420
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3 mo. EURIBOR + 6.21%), 6.21%, 02/25/34(a)(b)		100	102,866
Contego CLO IX DAC, Series 9X, Class E, (3 mo. EURIBOR + 6.01%), 6.01%, 01/24/34(a)(b)		100	103,011
Contego CLO VIII DAC, Series 8X, Class ER, (3 mo. EURIBOR + 6.06%), 6.06%, 01/25/34(a)(b)		100	100,214
CVC Cordatus Loan Fund XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.61%), 5.61%, 06/22/34(a)(b)		100	100,311
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 2.19%, 07/15/31(b)(c)	USD	250	244,602
Greene King Finance PLC(b)
Series B1, (Update Replacements.xls: SONIO/N + 1.92%), 2.61%, 12/15/34	GBP	100	107,746
Series B2, (Update Replacements.xls: SONIO/N + 2.20%), 2.87%, 03/15/36(a)		100	107,059
Invesco Euro CLO, Series 6X, Class E, (3 mo. EURIBOR + 5.99%), 5.99%, 07/15/34(a)(b)	EUR	100	104,141
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2X, Class E, (3 mo. EURIBOR + 6.06%), 6.06%, 04/15/34(a)(b)		100	101,804
Northwoods Capital 21 Euro DAC, Series 2020-21X, Class ER, (3 mo. EURIBOR + 6.06%), 6.06%, 07/22/34(a)(b)		100	101,495
Northwoods Capital 23 Euro DAC, Series 2021-23X, Class E, (3 mo. EURIBOR + 6.21%), 6.21%, 03/15/34(a)(b)		100	102,594
OCP Euro CLO DAC, Series 2019-3X, Class ER, (3 mo. EURIBOR + 6.02%), 6.02%, 04/20/33(a)(b)		100	102,271
Providus Clo III DAC, Series 3X, Class ER, (3 mo. EURIBOR + 6.26%), 6.26%, 07/18/34(a)(b)		100	101,106
Rockfield Park CLO DAC, Class D, (3 mo. EURIBOR + 5.95%), 5.95%, 07/16/34(a)(b)		100	98,459

Security		Par (000)	Value

Asset-Backed Securities (continued)
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(a)	GBP	300	$463,066
Voya Euro CLO II DAC, Class ER, (3 mo. EURIBOR + 6.02%), 6.02%, 07/15/35(a)(b)	EUR	100	103,196

Total Asset-Backed Securities — 0.2% (Cost: $3,526,682)			3,261,220

		Shares

Common Stocks

Auto Components — 0.0%
Lear Corp.(d)(e)		227	32,368

Building Products — 0.0%
AZEK Co., Inc.(e)		1,120	27,821

Chemicals — 0.2%
Diversey Holdings Ltd.(e)		180,731	1,368,134
Element Solutions, Inc.		82,998	1,817,656

			3,185,790

Communications Equipment — 0.0%
CommScope Holding Co., Inc.(e)		47,956	377,893

Consumer Finance — 0.0%
Ally Financial, Inc.		1	43

Containers & Packaging — 0.1%
Ardagh Metal Packaging S.A., (Acquired 08/02/21, Cost: $1,599,352)(f)		162,646	1,322,312

Diversified Financial Services(g) — 0.0%
Kcad Holdings I Ltd.		2,223,465,984	22,235
UCI International Remainco LLC		109,729	1

			22,236

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(e)		1,859	47,423

Electrical Equipment — 0.1%
Sensata Technologies Holding PLC(e)		22,226	1,130,192

Equity Real Estate Investment Trusts (REITs) — 0.7%
Gaming and Leisure Properties, Inc.		84,514	3,966,242
VICI Properties, Inc.		203,821	5,800,746

			9,766,988

Hotels, Restaurants & Leisure — 0.1%
Aramark		28,378	1,067,013

IT Services(e) — 0.1%
Block, Inc.		4,614	625,658
Twilio, Inc., Class A		2,522	415,651

			1,041,309

Life Sciences Tools & Services(e) — 0.3%
Avantor, Inc.		56,168	1,899,602
Syneos Health, Inc.		25,747	2,084,219

			3,983,821

Media(e) — 0.1%
Clear Channel Outdoor Holdings, Inc.		482,919	1,670,900
Mediaco Holding, Inc., Class A		912	3,812

			1,674,712

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Metals & Mining — 0.2%
Constellium SE(e)		138,993	$2,501,874

Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.		12,010	1,665,186
Chesapeake Energy Corp.(h)		105,382	9,168,234
Devon Energy Corp.		4,560	269,633
Diamondback Energy, Inc.		10,322	1,414,940
DT Midstream, Inc.(e)		27,723	1,504,250
Energy Transfer LP		475,551	5,321,416
EQT Corp.		39,961	1,375,058
Matador Resources Co.		21,829	1,156,500
Occidental Petroleum Corp.		7,009	397,691
Pioneer Natural Resources Co.		4,191	1,047,876
Targa Resources Corp.		22,000	1,660,340
Western Midstream Partners LP		13,487	340,142

			25,321,266

Road & Rail — 0.1%
Uber Technologies, Inc.(e)		46,373	1,654,589

Semiconductors & Semiconductor Equipment(e) — 0.0%
Maxeon Solar Technologies Ltd.		128	1,853
SunPower Corp.		1,025	22,017

			23,870

Software — 0.1%
Informatica, Inc., Class A(e)		84,308	1,664,240

Total Common Stocks — 4.0% (Cost: $65,663,418)			54,845,760

		Par (000)

Corporate Bonds

Aerospace & Defense — 4.3%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	890	892,225
Bombardier, Inc.(c)
7.50%, 12/01/24		1,019	1,052,117
7.50%, 03/15/25		389	390,984
7.13%, 06/15/26		3,386	3,318,280
7.88%, 04/15/27		3,774	3,695,180
6.00%, 02/15/28		2,483	2,327,167
7.45%, 05/01/34		234	237,510
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,243,676
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(c)		2,295	2,065,500
Howmet Aerospace, Inc., 5.13%, 10/01/24		44	45,540
Rolls-Royce PLC, 5.75%, 10/15/27(c)		3,313	3,400,463
Spirit AeroSystems, Inc.(c)
5.50%, 01/15/25		866	868,165
7.50%, 04/15/25		126	130,543
TransDigm, Inc.
8.00%, 12/15/25(c)		1,221	1,276,897
6.25%, 03/15/26(c)		28,020	28,766,453
6.38%, 06/15/26		638	643,758
7.50%, 03/15/27		445	458,350
4.63%, 01/15/29		1,859	1,738,109
4.88%, 05/01/29		1,665	1,560,555
Triumph Group, Inc., 8.88%, 06/01/24(c)		3,523	3,720,993

			58,832,465

Security		Par (000)	Value

Airlines — 2.6%
Air Canada, 3.88%, 08/15/26(c)	USD	1,881	$1,775,194
Air France-KLM, 3.88%, 07/01/26(a)	EUR	100	100,669
American Airlines, Inc., 11.75%, 07/15/25(c)	USD	4,376	5,108,936
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		2,791	2,811,655
5.75%, 04/20/29		4,884	4,865,878
Delta Air Lines, Inc., 7.00%, 05/01/25(c)		751	804,407
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		3,066	3,089,475
Deutsche Lufthansa AG(a)
2.88%, 02/11/25	EUR	100	108,551
2.88%, 05/16/27		100	102,724
3.75%, 02/11/28		200	212,488
3.50%, 07/14/29		300	306,055
Finnair OYJ, 4.25%, 05/19/25(a)		200	196,048
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)	USD	1,377	1,377,785
International Consolidated Airlines Group SA(a)
2.75%, 03/25/25	EUR	200	210,163
3.75%, 03/25/29		100	99,399
Series IAG, 1.13%, 05/18/28		200	190,804
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	USD	4,358	4,543,215
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)		216	230,021
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27		2,635	2,727,285
Series 2020-1, Class B, 4.88%, 07/15/27		242	238,762
United Airlines, Inc.(c)
4.38%, 04/15/26		2,515	2,473,943
4.63%, 04/15/29		3,374	3,208,505

			34,781,962

Auto Components — 2.1%
Adient U.S. LLC, 9.00%, 04/15/25(c)		1,088	1,131,520
Clarios Global LP, 6.75%, 05/15/25(c)		1,189	1,231,245
Clarios Global LP/Clarios U.S. Finance Co.(c)
6.25%, 05/15/26		5,264	5,415,340
8.50%, 05/15/27		11,305	11,728,937
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(a)	EUR	301	328,819
Dana Financing Luxembourg Sarl, 3.00%, 07/15/29(a)		100	100,491
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)	USD	1,960	1,964,900
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(c)		601	522,551
Faurecia SE(a)
2.75%, 02/15/27	EUR	156	157,690
3.75%, 06/15/28		100	103,829
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	USD	1,085	1,148,782
5.00%, 07/15/29(c)		724	674,449
5.25%, 07/15/31(c)		1,017	940,420
5.63%, 04/30/33		1,717	1,579,640
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(a)	EUR	146	130,925
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(a)(i)		100	106,615
Meritor, Inc., 4.50%, 12/15/28(c)	USD	383	383,977

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Tenneco, Inc., 7.88%, 01/15/29(c)	USD	292	$307,695
Titan International, Inc., 7.00%, 04/30/28		348	349,117
ZF Europe Finance BV, 2.00%, 02/23/26(a)	EUR	100	103,773
ZF Finance GmbH(a)
2.00%, 05/06/27		200	199,030
2.75%, 05/25/27		100	102,795

			28,712,540

Automobiles — 2.2%
Allison Transmission, Inc.(c)
5.88%, 06/01/29	USD	1,324	1,349,778
3.75%, 01/30/31		1,302	1,181,109
Asbury Automotive Group, Inc.
4.50%, 03/01/28		751	721,411
4.75%, 03/01/30		147	138,731
5.00%, 02/15/32(c)		953	885,852
Carvana Co.(c)
5.50%, 04/15/27		1,524	1,360,170
4.88%, 09/01/29		1,222	1,009,170
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	119,871
Ford Motor Co.
3.25%, 02/12/32	USD	3,346	2,988,413
4.75%, 01/15/43		426	386,919
5.29%, 12/08/46		532	516,362
Ford Motor Credit Co. LLC
3.81%, 01/09/24		713	711,841
4.69%, 06/09/25		200	201,432
5.13%, 06/16/25		1,751	1,786,020
4.13%, 08/04/25		2,166	2,163,563
3.38%, 11/13/25		489	477,971
4.39%, 01/08/26		507	505,687
2.70%, 08/10/26		1,611	1,498,246
4.27%, 01/09/27		270	266,290
4.13%, 08/17/27		644	629,478
3.82%, 11/02/27		200	189,500
2.90%, 02/16/28		1,644	1,485,765
5.11%, 05/03/29		978	983,800
4.00%, 11/13/30		1,221	1,149,816
3.63%, 06/17/31		200	180,655
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		243	226,294
Jaguar Land Rover Automotive PLC(a)
6.88%, 11/15/26	EUR	100	113,667
4.50%, 07/15/28		138	137,882
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	680	639,200
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		1,552	1,465,833
Lithia Motors, Inc., 3.88%, 06/01/29(c)		721	681,518
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		975	862,875
Penske Automotive Group, Inc.
3.50%, 09/01/25		1,040	1,032,200
3.75%, 06/15/29		377	337,253
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(b)	EUR	300	311,631
Renault SA, 2.38%, 05/25/26(a)		100	104,213
Sonic Automotive, Inc., 4.63%, 11/15/29(c)	USD	362	325,800

Security		Par (000)	Value

Automobiles (continued)
Volvo Car AB, 2.50%, 10/07/27(a)	EUR	100	$110,666
Wabash National Corp., 4.50%, 10/15/28(c)	USD	1,072	964,800

			30,201,682

Banks — 0.7%
Banca Monte dei Paschi di Siena SpA(a)
2.63%, 04/28/25	EUR	125	129,984
1.88%, 01/09/26		100	100,116
Banco BPM SpA(a)(b)
(5 year EUR Swap + 3.17%), 2.88%, 06/29/31		275	284,791
(5 year EUR Swap + 5.42%), 5.00%, 09/14/30		100	113,391
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(a)(b)		300	314,300
Banco Espirito Santo SA(d)(e)
4.75%, 01/15/22(b)		1,900	304,772
4.00%, 01/21/22		1,100	176,447
BPER Banca, (5 year EUR Swap + 3.73%), 3.88%, 07/25/32(a)(b)		200	208,184
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(b)(j)		400	453,492
First-Citizens Bank and Trust Co., 6.00%, 04/01/36	USD	3,261	3,664,569
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 0.75%(b)(j)		170	138,288
Intesa Sanpaolo SpA
5.15%, 06/10/30(a)	GBP	125	169,126
(1 year CMT + 2.60%), 4.20%, 06/01/32(b)(c)	USD	855	755,828
(1 year CMT + 2.75%), 4.95%, 06/01/42(b)(c)		630	538,996
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(b)(j)		2,130	2,041,711

			9,393,995

Beverages — 1.9%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(i)		3,279	2,998,500
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR	148	150,791
3.00%, 09/01/29(a)		143	140,935
4.00%, 09/01/29(c)	USD	6,091	5,488,904
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
5.25%, 04/30/25		200	199,725
4.13%, 08/15/26		1,138	1,096,378
4.75%, 07/15/27	GBP	427	510,867
5.25%, 08/15/27	USD	2,717	2,511,527
Ball Corp.
2.88%, 08/15/30		151	135,378
3.13%, 09/15/31		2,110	1,885,707
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(c)		584	538,740
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		155	174,909
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		2,321	2,311,780
OI European Group BV, 2.88%, 02/15/25(a)	EUR	100	108,406
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	51	48,960

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Trivium Packaging Finance BV(c)
5.50%, 08/15/26	USD	2,693	$2,681,905
8.50%, 08/15/27		5,584	5,556,080

			26,539,492

Biotechnology(a) — 0.0%
Cidron Aida Finco Sarl
5.00%, 04/01/28	EUR	269	278,661
6.25%, 04/01/28	GBP	133	162,922
Grifols Escrow Issuer SA, 3.88%, 10/15/28	EUR	100	105,027

			546,610

Building Materials — 1.1%
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)	USD	1,781	1,652,857
CP Atlas Buyer, Inc., 7.00%, 12/01/28(c)		1,919	1,636,216
HT Troplast GmbH, 9.25%, 07/15/25(a)	EUR	128	141,248
James Hardie International Finance DAC, 5.00%, 01/15/28(c)	USD	458	450,860
Jeld-Wen, Inc.(c)
6.25%, 05/15/25		852	877,875
4.63%, 12/15/25		321	308,962
4.88%, 12/15/27		99	94,793
Masonite International Corp.(c)
Class C, 5.38%, 02/01/28		239	240,793
Class C, 3.50%, 02/15/30		1,179	1,059,626
New Enterprise Stone & Lime Co., Inc.(c)
5.25%, 07/15/28		435	418,200
9.75%, 07/15/28		640	645,600
PCF GmbH(a)
4.75%, 04/15/26	EUR	100	106,102
(3 mo. EURIBOR + 4.75%), 4.75%, 04/15/26(b)		100	109,143
SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)	USD	2,656	2,619,507
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	134	138,412
5.00%, 02/15/27(c)	USD	576	570,977
4.38%, 07/15/30(c)		1,856	1,700,012
3.38%, 01/15/31(c)		567	496,125
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		923	911,462
Victors Merger Corp., 6.38%, 05/15/29(c)		927	758,833

			14,937,603

Building Products(c) — 1.3%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		1,464	1,466,094
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		552	509,943
Foundation Building Materials, Inc., 6.00%, 03/01/29		1,037	933,300
GYP Holdings III Corp., 4.63%, 05/01/29		1,296	1,200,109
LBM Acquisition LLC, 6.25%, 01/15/29		2,713	2,541,159
Patrick Industries, Inc., 4.75%, 05/01/29		354	304,440
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		1,130	1,148,984
SRS Distribution, Inc.
4.63%, 07/01/28		2,397	2,289,638
6.13%, 07/01/29		2,261	2,085,772
6.00%, 12/01/29		2,324	2,149,700

Security		Par (000)	Value

Building Products (continued)
White Cap Buyer LLC, 6.88%, 10/15/28	USD	2,562	$2,427,726
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(i)		1,165	1,144,612

			18,201,477

Capital Markets — 1.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(c)		613	589,013
Blackstone Private Credit Fund, 4.70%, 03/24/25		2,045	2,074,849
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(j)		4,775	4,288,523
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		1,129	1,061,260
Deutsche Bank AG, 4.00%, 06/24/32	EUR	100	110,740
ESC Lehman Brothers Holding Production, 1.00%(d)(e)(j)	USD	1,535	7,982
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		245	222,289
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		591	593,689
6.25%, 05/15/26		696	709,920
5.25%, 05/15/27		1,758	1,725,345
4.38%, 02/01/29		1,029	944,107
Kane Bidco Ltd.(a)
5.00%, 02/15/27	EUR	164	177,217
6.50%, 02/15/27	GBP	165	210,822
Lehman Brothers Holdings, Inc.(d)(e)
5.38%, 10/17/12	EUR	350	2,517
4.75%, 01/16/14		1,890	13,590
1.00%, 02/05/22		3,950	28,403
1.00%(j)	USD	430	2,236
NFP Corp.(c)
4.88%, 08/15/28		2,374	2,267,170
6.88%, 08/15/28		7,188	6,864,540
Sherwood Financing PLC(a)
6.00%, 11/15/26	GBP	100	124,140
(3 mo. EURIBOR + 4.63%), 4.63%, 11/15/27(b)	EUR	100	109,187

			22,127,539

Chemicals — 3.0%
Ashland LLC, 3.38%, 09/01/31(c)	USD	1,861	1,642,332
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		2,201	1,935,119
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)		998	960,121
Chemours Co.
4.00%, 05/15/26	EUR	200	212,511
5.75%, 11/15/28(c)	USD	609	591,717
Diamond (BC) B.V., 4.63%, 10/01/29(c)		1,738	1,559,855
Element Solutions, Inc., 3.88%, 09/01/28(c)		6,763	6,314,951
EverArc Escrow Sarl, 5.00%, 10/30/29(c)		3,027	2,765,921
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR	100	105,094
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)	USD	791	800,887
HB Fuller Co., 4.25%, 10/15/28		541	506,484
Herens Holdco Sarl, 4.75%, 05/15/28(c)		1,756	1,574,658
Herens Midco Sarl, 5.25%, 05/15/29(a)	EUR	202	190,792
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	1,692	1,713,150
Ingevity Corp., 3.88%, 11/01/28(c)		494	446,492

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(i)	USD	1,238	$1,200,860
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		610	567,514
Lune Holdings Sarl, 5.63%, 11/15/28(a)	EUR	150	148,326
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	878	836,295
Monitchem HoldCo 2 SA, 9.50%, 09/15/26(a)	EUR	100	112,976
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(a)		222	240,676
Nobian Finance BV, 3.63%, 07/15/26(a)		100	100,428
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	456	461,128
Olympus Water U.S. Holding Corp.(a)
3.88%, 10/01/28	EUR	100	100,520
5.38%, 10/01/29		100	96,398
PMHC II, Inc., 9.00%, 02/15/30(c)	USD	433	381,040
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(c)		757	679,525
SCIL IV LLC/SCIL USA Holdings LLC
4.38%, 11/01/26(a)	EUR	100	105,923
5.38%, 11/01/26(c)	USD	1,284	1,181,280
Scotts Miracle-Gro Co.
4.00%, 04/01/31		1,397	1,218,163
4.38%, 02/01/32		146	129,297
SPCM SA, 3.13%, 03/15/27(c)		512	471,040
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		1,940	2,018,221
7.25%, 06/15/28		2,744	2,914,498
WR Grace Holdings LLC, 5.63%, 08/15/29(c)		6,917	6,468,087

			40,752,279

Commercial Services & Supplies — 1.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(c)		940	907,100
AMN Healthcare, Inc., 4.00%, 04/15/29(c)		502	465,002
APX Group, Inc.(c)
6.75%, 02/15/27		1,620	1,655,964
5.75%, 07/15/29		1,478	1,348,424
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		588	579,309
BCP V Modular Services Finance II PLC(a)
4.75%, 11/30/28	EUR	300	317,586
6.13%, 11/30/28	GBP	100	124,521
EC Finance PLC, 3.00%, 10/15/26(a)	EUR	209	226,600
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25	USD	386	383,105
9.75%, 08/01/27		261	272,684
5.50%, 05/01/28		1,713	1,557,374
Herc Holdings, Inc., 5.50%, 07/15/27(c)		2,391	2,424,474
Hertz Corp.(c)
4.63%, 12/01/26		666	621,927
5.00%, 12/01/29		1,064	962,920
House of Finance NV, 4.38%, 07/15/26(a)	EUR	100	108,143
Inter Media & Communication SpA, 6.75%, 02/09/27(a)		100	107,731
Loxam SAS(a)
4.25%, 04/15/24		100	110,700
3.25%, 01/14/25		268	291,515
3.75%, 07/15/26		115	125,564
4.50%, 02/15/27		101	110,631
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	1,185	1,115,144
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		1,353	1,329,322
Paprec Holding SA, 3.50%, 07/01/28(a)	EUR	100	105,094

Security		Par (000)	Value

Commercial Services & Supplies (continued)
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(c)	USD	1,195	$1,153,175
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.75%, 04/15/26		653	666,174
6.25%, 01/15/28		1,039	1,016,760
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		1,872	1,811,160
United Rentals North America, Inc., 5.25%, 01/15/30		496	511,500
Verisure Holding AB, 3.88%, 07/15/26(a)	EUR	140	151,003
Verisure Midholding AB, 5.25%, 02/15/29(a)		181	184,474

			20,745,080

Communications Equipment — 1.1%
Avaya, Inc., 6.13%, 09/15/28(c)	USD	2,743	2,705,064
Ciena Corp., 4.00%, 01/31/30(c)		548	527,450
CommScope Technologies LLC, 6.00%, 06/15/25(c)		1,926	1,824,134
CommScope, Inc.(c)
6.00%, 03/01/26		853	862,886
8.25%, 03/01/27		578	562,105
7.13%, 07/01/28		1,901	1,717,316
4.75%, 09/01/29		2,611	2,404,757
Nokia OYJ, 4.38%, 06/12/27		439	445,309
ViaSat, Inc.(c)
5.63%, 09/15/25		1,109	1,083,127
5.63%, 04/15/27		837	824,445
6.50%, 07/15/28		1,011	970,560
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		1,749	1,641,301

			15,568,454

Construction Materials(c) — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28		357	342,966
3.88%, 11/15/29		252	234,990
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		601	566,262
H&E Equipment Services, Inc., 3.88%, 12/15/28		358	335,625
IAA, Inc., 5.50%, 06/15/27		1,538	1,541,845
Picasso Finance Sub, Inc., 6.13%, 06/15/25		1,652	1,678,845
Thor Industries, Inc., 4.00%, 10/15/29		909	798,011
Williams Scotsman International, Inc., 4.63%, 08/15/28		1,196	1,166,100
Winnebago Industries, Inc., 6.25%, 07/15/28		703	710,909

			7,375,553

Consumer Discretionary — 3.0%
APi Escrow Corp., 4.75%, 10/15/29(c)		542	503,383
APi Group DE, Inc., 4.13%, 07/15/29(c)		727	670,003
Carnival Corp.
10.13%, 02/01/26(a)	EUR	201	248,127
10.50%, 02/01/26(c)	USD	2,076	2,308,325
7.63%, 03/01/26(a)	EUR	128	144,857
5.75%, 03/01/27(c)	USD	5,385	5,135,486
9.88%, 08/01/27(c)		1,778	1,965,259
4.00%, 08/01/28(c)		6,109	5,681,370
6.00%, 05/01/29(c)		3,287	3,097,472
CoreLogic, Inc., 4.50%, 05/01/28(c)		2,730	2,573,844
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(c)		561	538,560
Life Time, Inc.(c)
5.75%, 01/15/26		1,307	1,305,680

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Life Time, Inc.(c) (continued)
8.00%, 04/15/26	USD	915	$913,541
Lindblad Expeditions LLC, 6.75%, 02/15/27(c)		1,019	1,021,547
NCL Corp. Ltd.(c)
5.88%, 03/15/26		1,627	1,545,910
7.75%, 02/15/29		575	578,991
NCL Finance Ltd., 6.13%, 03/15/28(c)		1,769	1,640,473
Nielsen Finance LLC/Nielsen Finance Co.(c) 5.63%, 10/01/28		1,905	1,918,716
5.88%, 10/01/30		1,190	1,192,975
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		505	537,360
9.13%, 06/15/23		884	920,465
11.50%, 06/01/25		725	796,674
5.50%, 08/31/26		575	558,785
5.38%, 07/15/27		2,116	2,033,010
5.50%, 04/01/28		2,538	2,419,501
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(a)	EUR	176	194,324
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)	USD	973	888,108

			41,332,746

Consumer Finance — 2.6%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(j)		4,020	3,663,426
Block, Inc., 3.50%, 06/01/31(c)		4,051	3,706,665
Encore Capital Group, Inc.(a)
4.88%, 10/15/25	EUR	100	111,178
5.38%, 02/15/26	GBP	100	130,380
4.25%, 06/01/28		159	192,162
HealthEquity, Inc., 4.50%, 10/01/29(c)	USD	2,217	2,100,607
Iron Mountain U.K. PLC, 3.88%, 11/15/25(a)	GBP	200	260,491
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(c)	USD	1,369	1,312,344
Navient Corp.
6.13%, 03/25/24		1,297	1,319,697
5.88%, 10/25/24		665	678,393
5.50%, 03/15/29		745	693,781
Nexi SpA, 0.00%, 02/24/28(a)(k)	EUR	100	90,423
OneMain Finance Corp.
6.88%, 03/15/25	USD	585	615,139
7.13%, 03/15/26		1,766	1,887,660
3.50%, 01/15/27		1,527	1,412,475
6.63%, 01/15/28		720	754,200
5.38%, 11/15/29		188	182,655
4.00%, 09/15/30		545	480,963
Sabre Global, Inc.(c)
9.25%, 04/15/25		1,982	2,197,315
7.38%, 09/01/25		1,322	1,380,472
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		1,814	1,764,115
SLM Corp., 3.13%, 11/02/26		930	862,575
Verscend Escrow Corp., 9.75%, 08/15/26(c)		9,470	9,848,800

			35,645,916

Containers & Packaging — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		433	434,082
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		439	443,689
Graphic Packaging International LLC 4.75%, 07/15/27(c)		574	579,740

Security		Par (000)	Value

Containers & Packaging (continued)
Graphic Packaging International LLC (continued)
3.50%, 03/15/28(c)	USD	67	$62,980
2.63%, 02/01/29(a)	EUR	100	103,605
3.50%, 03/01/29(c)	USD	156	143,520
Intertape Polymer Group, Inc., 4.38%, 06/15/29(c)		741	763,230
Kleopatra Finco Sarl, 4.25%, 03/01/26(a)	EUR	100	97,627
LABL, Inc., 5.88%, 11/01/28(c)	USD	1,415	1,326,562
Sealed Air Corp.(c)
5.13%, 12/01/24		142	147,405
4.00%, 12/01/27		412	401,700

			4,504,140

Diversified Consumer Services — 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26(c)		5,900	5,969,797
9.75%, 07/15/27(c)		3,116	3,220,760
3.63%, 06/01/28(a)	EUR	117	118,106
4.88%, 06/01/28(a)	GBP	100	119,864
6.00%, 06/01/29(c)	USD	3,251	2,867,918
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(c)		6,945	6,530,751
Brink’s Co., 5.50%, 07/15/25(c)		281	283,200
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		2,338	2,229,914
4.88%, 07/01/29		3,210	3,020,000
Garda World Security Corp.(c)
4.63%, 02/15/27		1,742	1,669,620
9.50%, 11/01/27		999	1,023,975
Graham Holdings Co., 5.75%, 06/01/26(c)		705	724,000
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	200	230,100
Service Corp. International 5.13%, 06/01/29	USD	269	273,732
3.38%, 08/15/30		270	243,238
4.00%, 05/15/31		2,401	2,233,722
Sotheby’s, 7.38%, 10/15/27(c)		2,688	2,752,754

			33,511,451

Diversified Financial Services — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		2,432	2,234,400
Barclays PLC, 5.20%, 05/12/26		800	831,808
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(c)		403	359,677
Central Garden & Pet Co.
4.13%, 10/15/30		1,536	1,386,240
4.13%, 04/30/31(c)		1,080	972,000
Citigroup, Inc.(b)(j)
Series W, (5 year CMT + 3.60%), 4.00%		855	820,800
Series Y, (5 year CMT + 3.00%), 4.15%		10	9,369
Clydesdale Acquisition Holdings, Inc.(l) 6.63%, 04/15/29		1,968	1,990,140
8.75%, 04/15/30		1,645	1,548,356
doValue SpA, 3.38%, 07/31/26(a)	EUR	128	135,942
Garfunkelux Holdco 3 SA(a) 6.75%, 11/01/25		300	330,302
7.75%, 11/01/25	GBP	100	130,380
Global Aircraft Leasing Co. Ltd.(c)(i)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24	USD	683	620,521
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,508	1,370,071

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(j)	USD	3,780	$3,772,818
HSBC Holdings PLC, (5 year CMT + 3.65%), 4.60%(b)(j)		445	397,162
HSE Finance Sarl, 5.63%, 10/15/26(a)	EUR	200	209,357
Intrum AB(a)
4.88%, 08/15/25		100	111,342
3.50%, 07/15/26		201	212,807
ION Trading Technologies Sarl, 5.75%, 05/15/28(c)	USD	1,268	1,222,035
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(c)		1,779	1,703,357
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
4.25%, 02/01/27		1,444	1,383,877
4.75%, 06/15/29		759	715,832
OWL Rock Core Income Corp., 5.50%, 03/21/25		873	870,781
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		566	532,448
5.50%, 07/15/30		792	760,320
3.88%, 03/15/31		251	221,432
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(j)		950	857,375
UniCredit SpA, (5 year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(b)	EUR	200	208,443
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 02/01/30(c)	USD	862	811,026

			26,730,418

Diversified Telecommunication Services — 3.8%
Consolidated Communications, Inc., 6.50%, 10/01/28(c)		2,164	1,993,910
Level 3 Financing, Inc.(c)
4.63%, 09/15/27		489	460,310
4.25%, 07/01/28		1,115	1,023,578
3.63%, 01/15/29		817	714,875
3.75%, 07/15/29		948	840,146
Lumen Technologies, Inc. 5.13%, 12/15/26(c)		1,288	1,226,820
4.00%, 02/15/27(c)		2,314	2,155,109
4.50%, 01/15/29(c)		1,927	1,657,210
5.38%, 06/15/29(c)		2,647	2,357,484
Series P, 7.60%, 09/15/39		218	209,367
Series U, 7.65%, 03/15/42		972	937,980
Series W, 6.75%, 12/01/23		1,228	1,275,106
Series Y, 7.50%, 04/01/24		646	680,070
SoftBank Group Corp.(a)
2.13%, 07/06/24	EUR	149	155,560
4.75%, 07/30/25		269	291,264
3.13%, 09/19/25		207	214,810
2.88%, 01/06/27		118	116,178
5.00%, 04/15/28		100	105,059
3.38%, 07/06/29		100	93,202
4.00%, 09/19/29		100	96,651
Sprint Capital Corp.
6.88%, 11/15/28	USD	4,617	5,349,672
8.75%, 03/15/32		6,431	8,662,557
Switch Ltd.(c) 3.75%, 09/15/28		1,853	1,796,938
4.13%, 06/15/29		3,064	3,014,210
Telecom Italia Capital SA 6.38%, 11/15/33		1,521	1,453,665

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
6.00%, 09/30/34	USD	2,322	$2,182,843
7.20%, 07/18/36		266	258,685
7.72%, 06/04/38		251	255,971
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	105,309
Telecom Italia SpA
4.00%, 04/11/24(a)		139	157,485
5.30%, 05/30/24(c)	USD	522	525,915
2.75%, 04/15/25(a)	EUR	239	259,076
3.00%, 09/30/25(a)		100	109,535
1.63%, 01/18/29(a)		410	382,257
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD	800	720,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		1,498	1,413,753
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		1,935	1,780,645
6.13%, 03/01/28		7,530	6,739,350

			51,772,555

Electric Utilities — 0.9%
Edison International, (5 year CMT + 4.70%), 5.38%(b)(j)		2,200	2,122,450
FirstEnergy Corp.
2.65%, 03/01/30		1,399	1,270,145
Series B, 2.25%, 09/01/30		117	103,545
Series C, 7.38%, 11/15/31		314	387,275
Series C, 3.40%, 03/01/50		4,539	3,823,154
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		2,074	2,261,077
4.55%, 04/01/49		814	777,687
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(c)		337	341,042
PG&E Corp., 5.25%, 07/01/30		1,043	1,011,606
Public Power Corp. SA, 3.38%, 07/31/28(a)	EUR	110	110,552

			12,208,533

Electrical Equipment(c) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	USD	1,964	1,965,836
GrafTech Finance, Inc., 4.63%, 12/15/28		717	666,753

			2,632,589

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc., 3.88%, 03/15/28(a)	EUR	100	108,459
BWX Technologies, Inc.(c)
4.13%, 06/30/28	USD	1,415	1,362,051
4.13%, 04/15/29		1,267	1,219,487
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR	118	114,715
Energizer Holdings, Inc.(c)
4.75%, 06/15/28	USD	714	648,508
4.38%, 03/31/29		96	84,047
Imola Merger Corp., 4.75%, 05/15/29(c)		3,353	3,228,805
Vertiv Group Corp., 4.13%, 11/15/28(c)		3,610	3,294,540
Xerox Corp., 4.80%, 03/01/35		409	354,194

			10,414,806

Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		799	807,965
6.25%, 04/01/28		2,258	2,225,462
CGG SA, 7.75%, 04/01/27(a)	EUR	100	111,563

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
ChampionX Corp., 6.38%, 05/01/26	USD	369	$376,380
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR	100	103,333
3.38%, 07/15/26		100	99,295
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	USD	2,030	2,048,270
6.88%, 09/01/27		1,376	1,381,284
Vallourec SA, 8.50%, 06/30/26(a)	EUR	125	141,448
Weatherford International Ltd.(c)
6.50%, 09/15/28	USD	74	76,496
8.63%, 04/30/30		1,439	1,461,089

			8,832,585

Environmental, Maintenance & Security Service — 1.0%
Clean Harbors, Inc.(c)
4.88%, 07/15/27		678	676,305
5.13%, 07/15/29		1,069	1,073,009
Covanta Holding Corp.
4.88%, 12/01/29(c)		967	923,195
5.00%, 09/01/30		864	818,640
GFL Environmental, Inc.(c)
4.25%, 06/01/25		487	483,932
3.75%, 08/01/25		842	826,591
5.13%, 12/15/26		1,023	1,031,695
4.00%, 08/01/28		2,155	1,982,600
3.50%, 09/01/28		408	383,049
4.75%, 06/15/29		838	797,148
4.38%, 08/15/29		596	550,555
Stericycle, Inc., 3.88%, 01/15/29(c)		768	714,240
Tervita Corp., 11.00%, 12/01/25(c)		415	470,046
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		2,868	2,710,489

			13,441,494

Equity Real Estate Investment Trusts (REITs) — 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(c)		962	897,854
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		901	849,391
Diversified Healthcare Trust, 9.75%, 06/15/25		1,006	1,058,815
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		774	712,062
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(c)		1,021	969,950
Iron Mountain, Inc.(c)
5.25%, 07/15/30		1,383	1,355,340
5.63%, 07/15/32		697	686,740
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/24		1,472	1,515,395
4.63%, 06/15/25(c)		1,948	1,962,610
4.50%, 09/01/26		2,274	2,285,370
5.75%, 02/01/27		117	123,581
3.88%, 02/15/29(c)		1,583	1,555,297
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		187	190,156
4.63%, 08/01/29		2,863	2,834,370
3.50%, 03/15/31		4,369	4,057,544

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	USD	1,841	$1,771,576
4.50%, 02/15/29(c)		997	937,180
RLJ Lodging Trust LP(c)
3.75%, 07/01/26		690	655,500
4.00%, 09/15/29		530	490,176
Service Properties Trust
4.35%, 10/01/24		217	208,862
7.50%, 09/15/25		1,305	1,369,010
5.50%, 12/15/27		658	634,641

			27,121,420

Food & Staples Retailing — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		1,678	1,585,744
4.63%, 01/15/27		1,668	1,612,481
5.88%, 02/15/28		1,440	1,435,126
4.88%, 02/15/30		349	339,839
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(a)	GBP	225	282,929
Casino Guichard Perrachon SA, 5.25%, 04/15/27(a)	EUR	117	109,809
Iceland Bondco PLC(a)
4.63%, 03/15/25	GBP	100	117,243
4.38%, 05/15/28		146	160,094
Kraft Heinz Foods Co.
6.50%, 02/09/40	USD	980	1,168,650
4.88%, 10/01/49		2,035	2,144,137
5.50%, 06/01/50		4,607	5,231,387
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		906	906,000
4.13%, 01/31/30		892	832,981
4.38%, 01/31/32		861	804,363
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP	120	140,291
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	1,804	1,643,895
Picard Groupe SAS, 3.88%, 07/01/26(a)	EUR	112	120,149
Post Holdings, Inc.(c)
5.75%, 03/01/27	USD	2	2,010
5.63%, 01/15/28		484	475,077
5.50%, 12/15/29		243	233,810
4.50%, 09/15/31		194	171,882
Premier Foods Finance PLC, 3.50%, 10/15/26(a)	GBP	100	122,023
Quatrim SASU, 5.88%, 01/15/24(a)	EUR	200	220,608
U.S. Foods, Inc.(c)
6.25%, 04/15/25	USD	841	862,025
4.75%, 02/15/29		1,611	1,536,491
United Natural Foods, Inc., 6.75%, 10/15/28(c)		487	499,175

			22,758,219

Food Products — 0.9%
Aramark Services, Inc.(c)
5.00%, 04/01/25		20	20,038
6.38%, 05/01/25		1,310	1,344,754
Chobani LLC/Chobani Finance Corp, Inc., 7.50%, 04/15/25(c)		3,601	3,481,447
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(c)		1,375	1,268,437
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(c)		2,118	1,966,002

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Pilgrim’s Pride Corp.(c)
4.25%, 04/15/31	USD	160	$148,000
3.50%, 03/01/32		3,160	2,758,633
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/29(c)		1,392	1,305,000
Tereos Finance Groupe I SA, 7.50%, 10/30/25(a)	EUR	100	114,626

			12,406,937

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD	537	503,438

Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.(c)
4.63%, 07/15/28		4,742	4,689,838
3.88%, 11/01/29		1,061	997,340
Embecta Corp.
5.00%, 02/15/30(c)		518	488,580
6.75%, 02/15/30(l)		782	783,955
Hologic, Inc., 3.25%, 02/15/29(c)		503	469,687
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(c)
7.38%, 06/01/25		1,882	1,938,460
7.25%, 02/01/28		5,162	5,316,860

			14,684,720

Health Care Providers & Services — 5.9%
180 Medical, Inc., 3.88%, 10/15/29(c)		754	712,530
Acadia Healthcare Co., Inc.(c)
5.50%, 07/01/28		1,071	1,076,355
5.00%, 04/15/29		692	683,168
AdaptHealth LLC(c)
6.13%, 08/01/28		372	369,210
5.13%, 03/01/30		276	256,335
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		1,951	1,814,430
Akumin Escrow, Inc., 7.50%, 08/01/28(c)		319	253,605
Cano Health LLC, 6.25%, 10/01/28(c)		773	742,080
Centene Corp. 4.25%, 12/15/27		264	264,990
2.45%, 07/15/28		3,583	3,273,787
4.63%, 12/15/29		1,491	1,503,062
3.00%, 10/15/30		4,521	4,152,403
2.50%, 03/01/31		5,949	5,250,171
2.63%, 08/01/31		2,308	2,054,120
CHS/Community Health Systems, Inc.(c)
8.00%, 03/15/26		5,631	5,864,236
5.63%, 03/15/27		2,946	3,000,310
6.00%, 01/15/29		3,005	3,036,387
6.88%, 04/15/29		552	542,340
6.13%, 04/01/30		1,579	1,469,212
DaVita, Inc., 4.63%, 06/01/30(c)		57	53,227
Encompass Health Corp.
4.50%, 02/01/28		348	341,040
4.75%, 02/01/30		1,972	1,893,120
4.63%, 04/01/31		1,035	968,801
HCA, Inc. 5.38%, 02/01/25		294	305,907
5.88%, 02/15/26		142	151,018
5.63%, 09/01/28		2,259	2,442,544
3.50%, 09/01/30		4,615	4,458,384
4.63%, 03/15/52		1,545	1,557,006

Security		Par (000)	Value

Health Care Providers & Services (continued)
Legacy LifePoint Health LLC(c)
6.75%, 04/15/25	USD	1,050	$1,084,891
4.38%, 02/15/27		420	405,760
LifePoint Health, Inc., 5.38%, 01/15/29(c)		922	871,182
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(c)		625	582,631
ModivCare, Inc., 5.88%, 11/15/25(c)		391	394,785
Molina Healthcare, Inc.(c) 4.38%, 06/15/28		1,756	1,737,773
3.88%, 11/15/30		1,259	1,208,640
3.88%, 05/15/32		1,042	990,890
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(c)		6,498	6,040,996
Owens & Minor, Inc., 6.63%, 04/01/30(c)		727	748,090
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		2,424	2,484,576
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		433	452,940
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25		1,992	1,984,530
10.00%, 04/15/27		3,608	3,788,400
Teleflex, Inc., 4.63%, 11/15/27		214	216,943
Tenet Healthcare Corp. 4.63%, 07/15/24		567	569,438
4.63%, 09/01/24(c)		1,234	1,242,447
4.88%, 01/01/26(c)		1,930	1,946,887
6.25%, 02/01/27(c)		80	82,128
5.13%, 11/01/27(c)		597	599,809
4.63%, 06/15/28(c)		465	456,281
6.13%, 10/01/28(c)		596	605,685
4.25%, 06/01/29(c)		227	217,636
Vizient, Inc., 6.25%, 05/15/27(c)		2,585	2,662,550

			79,865,666

Health Care Technology — 1.4%
CAB SELAS, 3.38%, 02/01/28(a)	EUR	103	108,234
Catalent Pharma Solutions, Inc. 5.00%, 07/15/27(c)	USD	625	632,288
2.38%, 03/01/28(a)	EUR	332	343,022
3.13%, 02/15/29(c)	USD	855	777,122
3.50%, 04/01/30(c)		2,105	1,920,813
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		6,190	6,190,000
Charles River Laboratories International, Inc.(c) 4.25%, 05/01/28		1,108	1,083,070
3.75%, 03/15/29		145	136,760
4.00%, 03/15/31		544	510,680
Chrome Bidco SASU, 3.50%, 05/31/28(a)	EUR	232	245,203
Chrome Holdco SASU, 5.00%, 05/31/29(a)		100	102,605
IQVIA, Inc.(c) 5.00%, 10/15/26	USD	1,504	1,530,320
5.00%, 05/15/27		1,011	1,022,167
Minerva Merger Sub, Inc., 6.50%, 02/15/30(c)		2,747	2,664,933
Syneos Health, Inc., 3.63%, 01/15/29(c)		2,406	2,222,542

			19,489,759

Healthcare — 0.0%
Akumin, Inc., 7.00%, 11/01/25(c)		401	332,830

Hotels, Restaurants & Leisure — 5.7%
1011778 BC ULC/New Red Finance, Inc.(c) 5.75%, 04/15/25		648	666,721
3.88%, 01/15/28		1,299	1,230,848
4.38%, 01/15/28		1,581	1,517,760

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
1011778 BC ULC/New Red Finance, Inc.(c) (continued)
4.00%, 10/15/30	USD	296	$267,002
Accor SA, 0.70%, 12/07/27(a)	EUR	158	83,986
Affinity Gaming, 6.88%, 12/15/27(c)	USD	792	770,220
Boyd Gaming Corp. 8.63%, 06/01/25(c)		596	626,015
4.75%, 12/01/27		931	926,345
4.75%, 06/15/31(c)		1,960	1,888,950
Boyne USA, Inc., 4.75%, 05/15/29(c)		1,576	1,512,960
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25		6,083	6,280,333
8.13%, 07/01/27		5,881	6,301,227
4.63%, 10/15/29		3,007	2,811,545
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		1,522	1,553,330
CCM Merger, Inc., 6.38%, 05/01/26(c)		915	924,150
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(l)		3,332	3,365,320
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(c)		3,838	3,941,300
6.50%, 10/01/28		293	298,128
Churchill Downs, Inc.(c)
5.50%, 04/01/27		2,433	2,460,590
4.75%, 01/15/28		1,068	1,035,960
Cirsa Finance International Sarl, 4.75%, 05/22/25(a)	EUR	247	267,232
Codere Finance 2 Luxembourg SA(a)(i)
(4.50% Cash or 6.25% PIK), 12.75%, 11/30/27		53	56,512
(8.00% Cash or 3.00% PIK), 11.00%, 09/30/26		137	161,200
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	126,177
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(c)
4.63%, 01/15/29	USD	1,193	1,130,367
6.75%, 01/15/30		2,676	2,461,840
Food Service Project SA, 5.50%, 01/21/27(a)	EUR	163	176,507
Gamma Bidco SpA, 6.25%, 07/15/25(a)		249	277,866
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(c)	USD	772	788,907
5.75%, 05/01/28(c)		600	620,760
4.88%, 01/15/30		1,496	1,492,627
4.00%, 05/01/31(c)		690	651,188
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	241,619
International Game Technology PLC, 3.50%, 06/15/26(a)	EUR	100	111,194
IRB Holding Corp., 7.00%, 06/15/25(c)	USD	794	825,760
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		484	477,829
MGM Resorts International 6.00%, 03/15/23		1,243	1,271,216
5.75%, 06/15/25		322	330,056
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		1,379	1,271,245
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(c)		1,332	1,473,525
Penn National Gaming, Inc., 4.13%, 07/01/29(c)		404	361,661
Powdr Corp., 6.00%, 08/01/25(c)		1,055	1,078,737

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(c)
5.63%, 09/01/29	USD	576	$495,043
5.88%, 09/01/31		636	542,921
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(c)		973	934,567
Scientific Games International, Inc. 8.63%, 07/01/25(c)		1,054	1,108,017
5.00%, 10/15/25(c)		2,037	2,087,925
3.38%, 02/15/26(a)	EUR	800	896,298
8.25%, 03/15/26(c)	USD	3,634	3,783,902
7.00%, 05/15/28(c)		706	731,765
7.25%, 11/15/29(c)		241	252,448
Sisal SpA, 7.00%, 07/31/23(a)	EUR	69	76,073
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)	USD	3,355	3,501,781
Station Casinos LLC(c)
4.50%, 02/15/28		1,147	1,087,912
4.63%, 12/01/31		1,433	1,310,765
Stonegate Pub Co. Financing 2019 PLC(a)
8.00%, 07/13/25	GBP	136	181,390
8.25%, 07/31/25		246	328,813
Vail Resorts, Inc., 6.25%, 05/15/25(c)	USD	811	837,666
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		811	780,588
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		1,353	1,309,027
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c)
7.75%, 04/15/25		1,164	1,207,836
5.13%, 10/01/29		2,617	2,463,251
Yum! Brands, Inc. 4.75%, 01/15/30(c)		238	233,389
5.35%, 11/01/43		30	29,175

			78,297,267

Household Durables — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
6.63%, 01/15/28		406	415,967
4.63%, 08/01/29		547	482,361
4.63%, 04/01/30		777	676,899
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29		1,154	1,047,844
4.88%, 02/15/30		1,693	1,514,075
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		1,328	1,364,520
Forestar Group, Inc., 3.85%, 05/15/26(c)		576	537,120
Installed Building Products, Inc., 5.75%, 02/01/28(c)		723	704,925
K Hovnanian Enterprises, Inc.(c)
10.00%, 11/15/25		359	379,643
7.75%, 02/15/26		2,650	2,736,125
Mattamy Group Corp.(c)
5.25%, 12/15/27		830	819,285
4.63%, 03/01/30		679	637,791
Meritage Homes Corp., 5.13%, 06/06/27		286	288,846
NCR Corp.(c)
5.75%, 09/01/27		234	234,000
5.00%, 10/01/28		563	539,073
5.13%, 04/15/29		739	710,430
6.13%, 09/01/29		815	817,038

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
New Home Co., Inc., 7.25%, 10/15/25(c)	USD	378	$365,458
Newell Brands, Inc., 5.75%, 04/01/46		632	660,440
Nobel Bidco BV, 3.13%, 06/15/28(a)	EUR	100	98,318
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)	USD	1,477	1,276,423
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		1,377	1,432,080
5.13%, 08/01/30		336	328,440
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		1,517	1,377,929
3.88%, 10/15/31		1,543	1,323,122
Toll Brothers Finance Corp., 4.35%, 02/15/28		66	66,309
Tri Pointe Homes, Inc., 5.70%, 06/15/28		291	290,499

			21,124,960

Household Products — 0.0%
Energizer Holdings, Inc., 6.50%, 12/31/27		610	603,900

Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.(c)
5.25%, 06/01/26		136	136,680
4.50%, 02/15/28		1,799	1,754,888
5.13%, 03/15/28		2,822	2,688,181
4.63%, 02/01/29		342	314,640
5.00%, 02/01/31		458	416,780
3.75%, 03/01/31		15	13,428
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		690	692,988
3.75%, 01/15/32		1,395	1,283,400
Cullinan Holdco Scsp, 4.63%, 10/15/26(a)	EUR	100	104,021
NRG Energy, Inc.
5.75%, 01/15/28	USD	14	14,230
5.25%, 06/15/29(c)		163	159,288
3.63%, 02/15/31(c)		1,329	1,168,975
3.88%, 02/15/32(c)		746	656,480
TerraForm Power Operating LLC(c)
4.25%, 01/31/23		182	181,545
4.75%, 01/15/30		1,053	1,026,991
Vistra Corp., (5 year CMT + 6.93%), 8.00%(b)(c)(j)		1,788	1,805,862

			12,418,377

Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		1,205	1,114,179
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27		6,162	5,927,043
6.75%, 10/15/27		8,903	8,795,630
5.88%, 11/01/29		6,555	6,300,994
AmWINS Group, Inc., 4.88%, 06/30/29(c)		1,494	1,434,270
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(c)(i)		455	482,458
BroadStreet Partners, Inc., 5.88%, 04/15/29(c)		284	264,830
Galaxy Bidco Ltd., 6.50%, 07/31/26(a)	GBP	200	258,132
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)	USD	1,723	1,743,073
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc., (7.63% Cash or 8.37% PIK), 7.63%, 10/15/25(c)(i)		25	24,348
HUB International Ltd., 7.00%, 05/01/26(c)		6,615	6,691,436

Security		Par (000)	Value

Insurance (continued)
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(b)	EUR	100	$109,242
Ryan Specialty Group LLC, 4.38%, 02/01/30(c)	USD	711	671,895
Societa Cattolica Di Assicurazione SPA, (3 mo. EURIBOR + 4.46%), 4.25%, 12/14/47(a)(b)	EUR	100	114,347

			33,931,877

Interactive Media & Services — 0.7%
Arches Buyer, Inc., 4.25%, 06/01/28(c)	USD	562	524,267
Cablevision Lightpath LLC(c) 3.88%, 09/15/27		866	809,710
5.63%, 09/15/28		1,201	1,095,912
Iliad SA, 2.38%, 06/17/26(a)	EUR	100	107,333
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
4.75%, 04/30/27	USD	1,783	1,692,958
6.00%, 02/15/28		1,115	978,749
10.75%, 06/01/28		485	505,617
Twitter, Inc.(c) 3.88%, 12/15/27		1,922	1,866,742
5.00%, 03/01/30		1,383	1,376,085
United Group BV(a) 4.88%, 07/01/24	EUR	199	219,317
4.00%, 11/15/27		324	331,185
4.63%, 08/15/28		124	128,178
5.25%, 02/01/30		100	103,310

			9,739,363

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(a)	GBP	224	278,368

Internet Software & Services — 1.2%
ANGI Group LLC, 3.88%, 08/15/28(c)	USD	1,361	1,152,957
Endurance International Group Holdings, Inc., 6.00%, 02/15/29(c)		614	529,593
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		1,113	1,118,070
3.50%, 03/01/29		700	643,629
Match Group Holdings II LLC(c) 4.63%, 06/01/28		813	787,594
5.63%, 02/15/29		318	315,936
4.13%, 08/01/30		181	169,610
3.63%, 10/01/31		587	525,033
MercadoLibre, Inc., 2.38%, 01/14/26		8	7,360
Uber Technologies, Inc. 7.50%, 05/15/25(c)		2,820	2,942,670
0.00%, 12/15/25(k)		1,757	1,572,515
8.00%, 11/01/26(c)		1,878	1,995,751
7.50%, 09/15/27(c)		2,407	2,566,488
6.25%, 01/15/28(c)		1,033	1,068,060
4.50%, 08/15/29(c)		1,610	1,509,375

			16,904,641

IT Services — 1.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		651	581,616
Banff Merger Sub, Inc., 8.38%, 09/01/26(a)	EUR	100	110,155
Booz Allen Hamilton, Inc.(c) 3.88%, 09/01/28	USD	1,867	1,802,196
4.00%, 07/01/29		2,456	2,398,137

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
CA Magnum Holdings, 5.38%, 10/31/26(c)	USD	2,652	$2,585,700
Camelot Finance SA, 4.50%, 11/01/26(c)		2,737	2,661,732
Castle U.S. Holding Corp., 9.50%, 02/15/28(c)		1,001	993,713
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)		2,094	1,968,360
Fair Isaac Corp., 4.00%, 06/15/28(c)		1,959	1,896,547
Gartner, Inc.(c) 4.50%, 07/01/28		1,523	1,517,281
3.63%, 06/15/29		901	844,688
3.75%, 10/01/30		902	846,752
KBR, Inc., 4.75%, 09/30/28(c)		955	931,068
La Financiere Atalian SASU, 5.13%, 05/15/25(a)	EUR	300	295,223
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)	USD	447	387,840
Science Applications International Corp., 4.88%, 04/01/28(c)		904	890,747
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(c)		1,117	1,126,774
Twilio, Inc., 3.88%, 03/15/31		1,829	1,700,087
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		2,051	1,874,665

			25,413,281

Leisure Products — 0.3%
Mattel, Inc. 5.88%, 12/15/27(c)		769	804,451
3.75%, 04/01/29(c)		569	547,503
6.20%, 10/01/40		1,125	1,294,116
5.45%, 11/01/41		1,827	1,944,841

			4,590,911

Machinery — 1.3%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		553	519,820
Clark Equipment Co., 5.88%, 06/01/25(c)		388	391,395
Colfax Corp., 6.38%, 02/15/26(c)		753	776,750
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(i)		1,662	1,728,480
IMA Industria Macchine Automatiche SPA(a) 3.75%, 01/15/28	EUR	123	127,394
(3 mo. EURIBOR + 4.00%), 4.00%, 01/15/28(b)		117	127,324
Madison IAQ LLC(c) 4.13%, 06/30/28	USD	225	207,369
5.88%, 06/30/29		1,952	1,751,920
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		565	535,185
Novafives SAS, 5.00%, 06/15/25(a)	EUR	100	97,903
OT Merger Corp., 7.88%, 10/15/29(c)	USD	621	537,165
Renk AG, 5.75%, 07/15/25(a)	EUR	229	254,712
Schenck Process Holding GmbH/Darmstadt, 5.38%, 06/15/23(a)		100	109,242
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	813	839,609
Terex Corp., 5.00%, 05/15/29(c)		1,766	1,692,658
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(c)		3,108	3,088,342
TK Elevator Holdco GmbH 6.63%, 07/15/28(a)	EUR	90	97,701
7.63%, 07/15/28(c)	USD	1,284	1,272,765
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	273	297,927
TK Elevator US Newco Inc., 5.25%, 07/15/27(c)	USD	3,533	3,494,243

			17,947,904

Security		Par (000)	Value

Media — 13.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)	USD	596	$564,072
Altice Financing SA 2.25%, 01/15/25(a)	EUR	170	179,129
5.00%, 01/15/28(c)	USD	1,693	1,517,521
4.25%, 08/15/29(a)	EUR	101	99,491
5.75%, 08/15/29(c)	USD	5,301	4,819,060
Altice France Holding SA(c) 8.00%, 05/15/27	EUR	100	114,193
10.50%, 05/15/27	USD	10,328	10,808,304
6.00%, 02/15/28		2,258	1,947,525
AMC Entertainment Holdings, Inc.(c) 7.50%, 02/15/29		1,310	1,272,999
(10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(i)		2,014	1,809,356
AMC Networks, Inc. 4.75%, 08/01/25		1,216	1,211,683
4.25%, 02/15/29		684	638,305
Block Communications, Inc., 4.88%, 03/01/28(c)		791	763,315
Cable One, Inc. 1.13%, 03/15/28		1,164	1,040,616
4.00%, 11/15/30(c)		838	772,820
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(c)		621	621,916
5.00%, 02/01/28(c)		262	259,249
5.38%, 06/01/29(c)		2,119	2,119,000
4.75%, 03/01/30(c)		1,542	1,480,690
4.50%, 08/15/30(c)		2,162	2,028,588
4.25%, 02/01/31(c)		1,896	1,720,620
4.75%, 02/01/32(c)		1,356	1,262,761
4.50%, 05/01/32		1,367	1,250,395
4.50%, 06/01/33(c)		1,426	1,279,835
4.25%, 01/15/34(c)		4,745	4,121,009
Charter Communications Operating LLC/Charter Communications Operating Capital
5.25%, 04/01/53		1,227	1,235,275
5.50%, 04/01/63		1,227	1,234,266
Clear Channel International BV, 6.63%, 08/01/25(c)		1,965	1,999,388
Clear Channel Outdoor Holdings, Inc.(c) 7.75%, 04/15/28		3,686	3,705,278
7.50%, 06/01/29		4,942	4,931,399
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(c)		5,265	5,208,085
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(c)		8,561	8,709,876
CSC Holdings LLC 5.25%, 06/01/24		859	860,087
5.75%, 01/15/30(c)		1,398	1,244,220
4.13%, 12/01/30(c)		1,804	1,581,864
4.63%, 12/01/30(c)		2,906	2,430,259
3.38%, 02/15/31(c)		1,353	1,139,903
4.50%, 11/15/31(c)		2,298	2,059,628
Directv Financing LLC/Directv Financing Co.- Obligor, Inc., 5.88%, 08/15/27(c)		2,469	2,428,879
DISH DBS Corp. 5.88%, 07/15/22		1,734	1,742,635
5.00%, 03/15/23		1,232	1,236,361
5.25%, 12/01/26(c)		4,721	4,496,752
5.75%, 12/01/28(c)		4,408	4,171,070

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
DISH DBS Corp. (continued) 5.13%, 06/01/29	USD	3,057	$2,603,311
DISH Network Corp., 3.38%, 08/15/26		928	834,736
Frontier Communications Holdings LLC(c) 5.88%, 10/15/27		2,403	2,386,900
5.00%, 05/01/28		2,741	2,631,360
6.75%, 05/01/29		2,102	2,017,920
6.00%, 01/15/30		2,033	1,880,525
GCI LLC, 4.75%, 10/15/28(c)		448	437,364
iHeartCommunications, Inc., 8.38%, 05/01/27		201	207,480
Iliad Holding SASU(c) 6.50%, 10/15/26		2,636	2,643,117
7.00%, 10/15/28		1,741	1,743,577
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	131	135,683
LCPR Senior Secured Financing DAC(c) 6.75%, 10/15/27	USD	1,457	1,496,776
5.13%, 07/15/29		1,526	1,456,865
Liberty Broadband Corp.(c) 1.25%, 09/30/50		2,444	2,340,130
2.75%, 09/30/50		4,421	4,360,319
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(i)		1,788	1,242,418
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		3,027	2,917,271
Live Nation Entertainment, Inc.(c) 4.88%, 11/01/24		134	134,537
6.50%, 05/15/27		3,613	3,847,917
4.75%, 10/15/27		624	608,400
3.75%, 01/15/28		519	487,798
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR	251	267,256
Magallanes, Inc. 5.14%, 03/15/52	USD	7,671	7,848,159
5.39%, 03/15/62		4,603	4,755,259
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		972	976,053
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		1,349	1,318,755
4.25%, 01/15/29		698	649,315
Radiate Holdco LLC/Radiate Finance, Inc.(c) 4.50%, 09/15/26		2,818	2,719,370
6.50%, 09/15/28		5,867	5,547,982
Sable International Finance Ltd., 5.75%, 09/07/27(c)		539	542,746
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)		87	80,845
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		1,055	940,712
Sirius XM Radio, Inc.(c) 3.13%, 09/01/26		2,692	2,545,213
4.00%, 07/15/28		1,252	1,189,400
5.50%, 07/01/29		88	89,320
4.13%, 07/01/30		410	383,830
3.88%, 09/01/31		1,668	1,517,880
Stagwell Global LLC, 5.63%, 08/15/29(c)		553	521,689
Summer BC Holdco A Sarl, 9.25%, 10/31/27(a)	EUR	180	204,890
Summer BC Holdco B Sarl, 5.75%, 10/31/26(a)		300	336,148
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(a)(i)		151	166,144
Tele Columbus AG, 3.88%, 05/02/25(a)		285	292,114
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)	USD	2,000	1,930,000

Security		Par (000)	Value

Media (continued)
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)	USD	3,833	$3,900,078
Univision Communications, Inc.(c) 5.13%, 02/15/25		800	800,672
6.63%, 06/01/27		635	665,163
UPC Broadband Finco BV, 4.88%, 07/15/31(c)		2,494	2,341,542
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR	460	497,532
Videotron Ltd., 3.63%, 06/15/29(c)	USD	1,518	1,407,474
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR	142	141,379
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	550	512,875
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP	100	123,647
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD	2,360	2,265,600
VZ Secured Financing BV, 3.50%, 01/15/32(a)	EUR	170	172,641
WMG Acquisition Corp. 3.88%, 07/15/30(c)	USD	655	623,888
2.25%, 08/15/31(a)	EUR	141	137,513
Ziggo Bond Co. BV(c) 6.00%, 01/15/27	USD	291	292,819
5.13%, 02/28/30		868	807,787
Ziggo BV, 4.88%, 01/15/30(c)		1,165	1,097,115

			181,142,886

Metals & Mining — 2.4%
Allegheny Technologies, Inc. 4.88%, 10/01/29		550	521,230
5.13%, 10/01/31		620	581,393
Arconic Corp.(c) 6.00%, 05/15/25		1,484	1,518,132
6.13%, 02/15/28		2,032	2,038,838
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		4,699	4,930,285
Carpenter Technology Corp., 7.63%, 03/15/30		792	810,937
Commercial Metals Co.
4.13%, 01/15/30		372	347,355
4.38%, 03/15/32		398	369,643
Constellium SE(c) 5.88%, 02/15/26		1,569	1,569,000
5.63%, 06/15/28		1,235	1,240,199
3.75%, 04/15/29		1,565	1,404,587
ERO Copper Corp., 6.50%, 02/15/30(c)		829	807,653
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(c)		567	613,778
Kaiser Aluminum Corp.(c) 4.63%, 03/01/28		1,190	1,117,838
4.50%, 06/01/31		652	587,837
New Gold, Inc.(c) 6.38%, 05/15/25		239	238,403
7.50%, 07/15/27		2,345	2,432,937
Novelis Corp.(c) 3.25%, 11/15/26		2,518	2,405,395
4.75%, 01/30/30		2,197	2,132,990
3.88%, 08/15/31		2,643	2,417,446
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	100	105,235
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)	USD	659	614,517
thyssenkrupp AG, 2.88%, 02/22/24(a)	EUR	100	110,316

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
U.S. Steel Corp., 6.88%, 03/01/29	USD	2,579	$2,682,160
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(c)		577	559,690

			32,157,794

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(c)		157	159,677

Multiline Retail — 0.5%
Bath & Body Works, Inc.
6.88%, 11/01/35		2,966	3,054,980
6.75%, 07/01/36		384	391,062
7.60%, 07/15/37		246	255,225
Dufry One BV, 2.50%, 10/15/24(a)	EUR	100	107,583
Macy’s Retail Holdings LLC(c)
5.88%, 03/15/30	USD	249	245,641
6.13%, 03/15/32		249	245,887
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		2,132	2,189,564

			6,489,942

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.38%, 04/15/28(c)		408	394,740

Oil, Gas & Consumable Fuels — 14.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		2,089	2,167,755
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
5.75%, 03/01/27		341	347,271
5.38%, 06/15/29		1,137	1,135,840
Antero Resources Corp.(c)
7.63%, 02/01/29		835	902,577
5.38%, 03/01/30		563	574,964
Apache Corp.
4.25%, 01/15/30		1,355	1,365,860
5.10%, 09/01/40		1,697	1,709,727
5.25%, 02/01/42		359	357,205
5.35%, 07/01/49		604	581,350
Arcosa, Inc., 4.38%, 04/15/29(c)		1,988	1,886,115
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27		3,527	4,831,990
5.88%, 06/30/29		1,004	992,042
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		1,120	1,041,690
Buckeye Partners LP
4.13%, 03/01/25(c)		34	33,530
5.85%, 11/15/43		816	695,591
5.60%, 10/15/44		1,073	899,485
Callon Petroleum Co.
6.13%, 10/01/24		534	531,330
9.00%, 04/01/25(c)		3,648	3,866,880
6.38%, 07/01/26		261	259,532
8.00%, 08/01/28(c)		3,755	3,958,408
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(a)	EUR	900	857,820
Centennial Resource Production LLC, 6.88%, 04/01/27(c)	USD	1,222	1,228,232
Cheniere Energy Partners LP
4.50%, 10/01/29		2,465	2,477,325
4.00%, 03/01/31		3,290	3,189,293
3.25%, 01/31/32(c)		3,546	3,224,342

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc., 4.63%, 10/15/28	USD	8,593	$8,621,787
Chesapeake Energy Corp.(c) 5.88%, 02/01/29		96	99,120
6.75%, 04/15/29		2,933	3,106,443
CITGO Petroleum Corp.(c) 7.00%, 06/15/25		1,453	1,462,081
6.38%, 06/15/26		1,302	1,310,033
Civitas Resources, Inc., 5.00%, 10/15/26(c)		477	472,841
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		502	470,108
CNX Resources Corp., 6.00%, 01/15/29(c)		417	421,170
Colgate Energy Partners III LLC(c) 7.75%, 02/15/26		647	689,708
5.88%, 07/01/29		1,986	2,047,467
Comstock Resources, Inc.(c) 7.50%, 05/15/25		933	946,995
6.75%, 03/01/29		2,456	2,533,560
5.88%, 01/15/30		2,727	2,686,913
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		3,995	3,924,688
Crescent Energy Finance LLC, 7.25%, 05/01/26(c)		3,339	3,354,560
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
5.63%, 05/01/27		311	308,151
6.00%, 02/01/29		193	192,276
8.00%, 04/01/29		534	569,981
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		3,881	3,955,651
DCP Midstream Operating LP 6.45%, 11/03/36(c)		1,282	1,477,185
6.75%, 09/15/37(c)		2,186	2,563,085
5.60%, 04/01/44		22	23,117
Diamondback Energy, Inc., 4.25%, 03/15/52		1,185	1,171,186
DT Midstream, Inc.(c) 4.13%, 06/15/29		2,325	2,229,222
4.38%, 06/15/31		2,745	2,628,337
Dycom Industries, Inc., 4.50%, 04/15/29(c)		564	531,570
eG Global Finance PLC 4.38%, 02/07/25(a)	EUR	133	142,791
6.75%, 02/07/25(c)	USD	1,613	1,608,967
6.25%, 10/30/25(a)	EUR	463	510,085
8.50%, 10/30/25(c)	USD	1,586	1,623,667
Energy Transfer LP, Series H, (5 year CMT + 5.69%), 6.50%(b)(j)		3,372	3,314,002
EnLink Midstream LLC 5.63%, 01/15/28(c)		1,126	1,148,520
5.38%, 06/01/29		892	889,770
EnLink Midstream Partners LP 4.40%, 04/01/24		1,638	1,659,387
4.15%, 06/01/25		108	107,625
4.85%, 07/15/26		297	297,000
5.60%, 04/01/44		1,433	1,235,963
5.05%, 04/01/45		220	177,650
5.45%, 06/01/47		246	207,255
EQM Midstream Partners LP 6.00%, 07/01/25(c)		1,338	1,364,820
4.13%, 12/01/26		361	346,571
6.50%, 07/01/27(c)		1,929	2,014,918
4.50%, 01/15/29(c)		981	917,235
4.75%, 01/15/31(c)		2,084	1,948,540

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	USD	350	$345,205
7.75%, 02/01/28		188	188,997
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)		634	706,910
Gulfport Energy Corp., 8.00%, 05/17/26(c)		152	156,361
Harbour Energy PLC, 5.50%, 10/15/26(c)		420	414,750
Harvest Midstream I LP, 7.50%, 09/01/28(c)		315	321,735
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		1,313	1,238,947
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(c)		262	263,310
ITT Holdings LLC, 6.50%, 08/01/29(c)		1,889	1,744,907
MasTec, Inc., 4.50%, 08/15/28(c)		1,122	1,111,647
Matador Resources Co., 5.88%, 09/15/26		4,912	5,001,890
MPLX LP, 4.95%, 03/14/52		2,212	2,302,867
Murphy Oil Corp.
5.75%, 08/15/25		605	616,519
5.88%, 12/01/27		228	231,990
6.38%, 12/01/42		141	135,143
Murphy Oil USA, Inc., 4.75%, 09/15/29		928	920,179
Nabors Industries Ltd.(c)
7.25%, 01/15/26		303	303,000
7.50%, 01/15/28		877	855,075
Nabors Industries, Inc., 7.38%, 05/15/27(c)		1,100	1,142,625
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	201,098
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		3,227	3,246,072
6.50%, 09/30/26		4,988	4,941,961
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		948	932,538
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		1,640	2,058,244
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)		3,533	3,680,750
NuStar Logistics LP
5.75%, 10/01/25		719	732,481
6.00%, 06/01/26		908	918,210
6.38%, 10/01/30		75	76,016
Occidental Petroleum Corp.
6.95%, 07/01/24		363	389,771
5.50%, 12/01/25		450	473,535
5.55%, 03/15/26		164	173,840
8.88%, 07/15/30		441	565,583
6.63%, 09/01/30		2,550	2,926,125
6.20%, 03/15/40		3,936	4,368,960
4.50%, 07/15/44		384	366,964
6.60%, 03/15/46		123	144,525
4.40%, 04/15/46		146	138,700
4.40%, 08/15/49		146	137,240
Parkland Corp., 5.88%, 07/15/27(c)		1,223	1,219,943
PDC Energy, Inc., 6.13%, 09/15/24		356	360,357
Range Resources Corp.
4.88%, 05/15/25		464	469,645
4.75%, 02/15/30(c)		605	600,874
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		1,911	1,912,768
SM Energy Co.
10.00%, 01/15/25(c)		4,965	5,420,092
5.63%, 06/01/25		380	379,525
6.75%, 09/15/26		604	621,078
6.63%, 01/15/27		137	140,447

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co. (continued) 6.50%, 07/15/28	USD	918	$947,312
Southwestern Energy Co. 5.95%, 01/23/25		11	11,500
5.38%, 02/01/29		2,236	2,263,950
4.75%, 02/01/32		856	854,930
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(c)		532	507,278
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		339	345,356
5.88%, 03/15/28		808	816,080
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
6.00%, 03/01/27		250	249,039
6.00%, 12/31/30		171	165,930
6.00%, 09/01/31		546	525,662
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		4,254	4,403,400
Targa Resources Corp., 4.95%, 04/15/52(l)		1,275	1,298,986
Transocean, Inc., 11.50%, 01/30/27(c)		965	996,363
UGI International LLC, 2.50%, 12/01/29(a)	EUR	100	93,367
Venture Global Calcasieu Pass LLC(c) 3.88%, 08/15/29	USD	4,395	4,272,511
4.13%, 08/15/31		3,821	3,748,974
3.88%, 11/01/33		7,237	6,920,381
Western Midstream Operating LP 4.75%, 08/15/28		145	149,659
4.55%, 02/01/30		319	317,405
5.45%, 04/01/44		1,561	1,582,479
5.30%, 03/01/48		1,875	1,856,250
5.50%, 08/15/48		703	694,213
5.75%, 02/01/50		3,337	3,253,575

			198,302,154

Personal Products — 0.1%
Coty, Inc. 3.88%, 04/15/26(a)	EUR	206	221,336
4.75%, 04/15/26(a)		100	105,796
6.50%, 04/15/26(c)	USD	100	99,428
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(c)		793	739,960

			1,166,520

Pharmaceuticals — 2.3%
Almirall SA, 2.13%, 09/30/26(a)	EUR	100	106,044
Bausch Health Cos., Inc.(c) 6.13%, 04/15/25	USD	290	292,538
9.00%, 12/15/25(h)		255	264,199
6.13%, 02/01/27		704	708,463
7.00%, 01/15/28		1,248	1,117,309
5.00%, 01/30/28		1,153	949,576
4.88%, 06/01/28		546	522,795
5.00%, 02/15/29		1,503	1,170,845
6.25%, 02/15/29		1,569	1,286,580
7.25%, 05/30/29		2,892	2,466,674
5.25%, 02/15/31		89	69,274
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/27(a)	EUR	166	178,587
4.38%, 01/15/28(a)		100	109,247
5.50%, 01/15/28(c)	USD	1,643	1,589,586
Elanco Animal Health, Inc., 6.40%, 08/28/28		241	258,477

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(c)	USD	2,199	$1,929,623
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc., 6.13%, 04/01/29(c)		2,740	2,500,250
Gruenenthal GmbH(a)
3.63%, 11/15/26	EUR	100	109,519
4.13%, 05/15/28		217	233,455
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	1,994	1,931,687
Nidda BondCo GmbH(a)
5.00%, 09/30/25	EUR	100	99,914
7.25%, 09/30/25		137	143,575
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(a)		300	317,770
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	716	671,250
Organon and Co./Organon Foreign Debt Co-Issuer
BV 2.88%, 04/30/28(a)	EUR	120	126,304
4.13%, 04/30/28(c)	USD	2,005	1,910,174
5.13%, 04/30/31(c)		1,680	1,621,200
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		1,480	1,361,600
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)		4,147	3,869,773
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		2,163	2,058,224
Prestige Brands, Inc., 3.75%, 04/01/31(c)		834	744,345
Rossini Sarl, 6.75%, 10/30/25(a)	EUR	201	227,604
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25		100	115,589
4.50%, 03/01/25		200	222,536
3.75%, 05/09/27		100	104,181
1.63%, 10/15/28(a)		100	90,457
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	209,140

			31,688,364

Real Estate Management & Development — 0.9%
Adler Group SA(a)
3.25%, 08/05/25	EUR	200	193,749
2.75%, 11/13/26		200	184,565
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)	USD	1,451	1,516,295
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(a)	EUR	100	107,564
DIC Asset AG, 2.25%, 09/22/26(a)		200	193,594
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(b)		175	169,403
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)	USD	2,113	2,162,233
Heimstaden Bostad AB(a)(b)(j)
(5 year EUR Swap + 3.15%), 2.63%	EUR	200	186,903
(5 year EUR Swap + 3.91%), 3.38%		100	100,693
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	1,334	1,339,309
4.13%, 02/01/29		943	884,779
4.38%, 02/01/31		660	620,400
Kennedy-Wilson, Inc., 4.75%, 02/01/30		747	710,330
Realogy Group LLC/Realogy Co.-Issuer Corp.(c) 5.75%, 01/15/29		1,495	1,409,037
5.25%, 04/15/30		714	656,880

Security		Par (000)	Value

Real Estate Management & Development (continued)
Starwood Property Trust, Inc., 4.38%, 01/15/27(c)	USD	406	$393,820
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/25(c)		1,724	1,449,212

			12,278,766

Road & Rail — 0.2%
Autostrade per l’Italia SpA(a)
1.88%, 11/04/25	EUR	100	109,509
2.00%, 01/15/30		279	290,762
Danaos Corp., 8.50%, 03/01/28(c)	USD	161	172,270
Getlink SE, 3.50%, 10/30/25(a)	EUR	220	248,242
Seaspan Corp., 5.50%, 08/01/29(c)	USD	1,800	1,685,250

			2,506,033

Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG(a)
2.13%, 11/03/27	EUR	100	101,100
Series AMS, 0.00%, 03/05/25(k)		200	188,220
ON Semiconductor Corp., 3.88%, 09/01/28(c)	USD	1,485	1,418,175
Sensata Technologies BV(c)
5.63%, 11/01/24		1,400	1,447,250
5.00%, 10/01/25		2,021	2,048,789
4.00%, 04/15/29		1,771	1,686,399
Sensata Technologies, Inc.(c)
4.38%, 02/15/30		2,389	2,284,708
3.75%, 02/15/31		146	135,050
Synaptics, Inc., 4.00%, 06/15/29(c)		1,094	1,031,095

			10,340,786

Software — 2.4%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)		1,133	1,158,493
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		1,997	1,892,557
Boxer Parent Co., Inc.
6.50%, 10/02/25(a)	EUR	373	416,035
7.13%, 10/02/25(c)	USD	1,099	1,139,157
9.13%, 03/01/26(c)		3,346	3,446,380
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.63%, 05/15/28(a)(b)	EUR	163	179,034
Condor Merger Sub, Inc., 7.38%, 02/15/30(c)	USD	1,869	1,792,820
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		611	560,593
Elastic NV, 4.13%, 07/15/29(c)		2,011	1,870,150
Helios Software Holdings, Inc./ION Corp. Solutions Finance SARL, 4.63%, 05/01/28(c)		959	881,139
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		1,386	1,299,375
MicroStrategy, Inc., 6.13%, 06/15/28(c)		2,400	2,335,272
MSCI, Inc.(c)
3.63%, 09/01/30		551	516,499
3.88%, 02/15/31		821	778,435
3.63%, 11/01/31		798	751,118
3.25%, 08/15/33		976	877,241
Nuance Communications, Inc., 5.63%, 12/15/26		884	908,867
Open Text Corp.(c)
3.88%, 02/15/28		29	27,804
3.88%, 12/01/29		839	797,050
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		1,365	1,294,286
Playtika Holding Corp., 4.25%, 03/15/29(c)		2,453	2,262,892
PTC, Inc., 4.00%, 02/15/28(c)		493	480,315
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		4,790	4,825,997
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		2,863	2,716,142

			33,207,651

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail — 1.2%
Arko Corp., 5.13%, 11/15/29(c)	USD	981	$892,710
Douglas GmbH, 6.00%, 04/08/26(a)	EUR	100	105,019
Goldstory SASU, 5.38%, 03/01/26(a)		100	110,625
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28	USD	1,897	1,833,270
7.75%, 02/15/29		6,769	6,988,993
Staples, Inc.(c)
7.50%, 04/15/26		5,044	4,898,254
10.75%, 04/15/27		798	710,220
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(a)(b)	EUR	100	109,786

			15,648,877

Technology Hardware, Storage & Peripherals — 0.1%
II-VI, Inc., 5.00%, 12/15/29(c)	USD	1,537	1,502,418

Textiles, Apparel & Luxury Goods — 0.3%
BK LC Lux Finco1 Sarl, 5.25%, 04/30/29(a)	EUR	100	108,491
Crocs, Inc.(c)
4.25%, 03/15/29	USD	870	769,950
4.13%, 08/15/31		1,272	1,074,840
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(a)(d)(e)	EUR	200	191,629
Kontoor Brands, Inc., 4.13%, 11/15/29(c)	USD	525	480,375
Levi Strauss & Co., 3.50%, 03/01/31(c)		616	564,108
William Carter Co.(c)
5.50%, 05/15/25		264	272,052
5.63%, 03/15/27		543	551,015
Wolverine World Wide, Inc., 4.00%, 08/15/29(c)		554	491,675

			4,504,135

Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25(c)		2,158	2,226,301
Home Point Capital, Inc., 5.00%, 02/01/26(c)		1,111	910,253
Jerrold Finco PLC(a)
4.88%, 01/15/26	GBP	100	126,285
5.25%, 01/15/27		140	176,646
MGIC Investment Corp., 5.25%, 08/15/28	USD	857	846,639
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		85	86,496
5.13%, 12/15/30		569	526,325
5.75%, 11/15/31		527	502,605
Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer, Inc., 2.88%, 10/15/26(c)		790	725,335

			6,126,885

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(a)	EUR	226	243,173

Transportation Infrastructure(a) — 0.0%
Autostrade per l’Italia SpA, 1.63%, 01/25/28		150	159,143
Heathrow Finance PLC, 4.63%, 09/01/29(m)	GBP	215	257,496

			416,639

Utilities — 0.3%
Consensus Cloud Solutions, Inc.(c)
6.00%, 10/15/26	USD	386	383,105
6.50%, 10/15/28		475	471,993
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)		2,301	2,263,747

Security		Par (000)	Value

Utilities (continued)
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(a)	GBP	252	$319,023
Vistra Operations Co. LLC, 4.38%, 05/01/29(c)	USD	1,257	1,187,865

			4,625,733

Wireless Telecommunication Services — 3.0%
Altice France SA 2.50%, 01/15/25(a)	EUR	169	179,616
5.88%, 02/01/27(a)		100	113,114
8.13%, 02/01/27(c)	USD	2,712	2,796,425
5.50%, 01/15/28(c)		1,997	1,850,620
4.13%, 01/15/29(a)	EUR	200	200,231
5.13%, 01/15/29(c)	USD	794	711,289
5.13%, 07/15/29(c)		2,260	2,025,525
4.25%, 10/15/29(a)	EUR	147	147,373
5.50%, 10/15/29(c)	USD	2,790	2,503,411
Rogers Communications, Inc., 4.55%, 03/15/52(c)		2,459	2,444,635
SBA Communications Corp., 3.88%, 02/15/27		5,471	5,336,550
Sprint Corp.
7.88%, 09/15/23		924	981,750
7.13%, 06/15/24		764	819,428
T-Mobile USA, Inc. 4.75%, 02/01/28		357	362,855
2.63%, 02/15/29		1,928	1,759,743
2.88%, 02/15/31		2,236	2,014,480
3.50%, 04/15/31		1,985	1,867,845
3.50%, 04/15/31(c)		594	558,942
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/25(c)		1,089	1,131,482
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)		2,611	2,434,366
VICI Properties LP/VICI Note Co., Inc.(c) 3.50%, 02/15/25		560	551,740
4.25%, 12/01/26		2,664	2,652,811
3.75%, 02/15/27		943	917,068
4.63%, 12/01/29		1,285	1,281,788
4.13%, 08/15/30		3,142	3,033,161
Vmed O2 U.K. Financing I PLC 4.00%, 01/31/29(a)	GBP	200	240,201
4.25%, 01/31/31(c)	USD	257	235,057
4.50%, 07/15/31(a)	GBP	201	242,326
4.75%, 07/15/31(c)	USD	1,668	1,572,090
Vodafone Group PLC, (5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)(b)	EUR	100	101,222

			41,067,144

Total Corporate Bonds — 113.6% (Cost: $1,595,775,689)			1,552,128,119

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.7%
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(n)	USD	412	407,023
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		1,564	1,548,724
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		6,379	6,325,008

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 01/15/25	USD	1,111	$1,108,887
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/25		319	301,016

			9,690,658

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		611	605,279
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		4,826	4,774,716

			5,379,995

Airlines — 0.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		3,547	3,588,634
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		1,924	1,903,952
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		1,146	1,187,185
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		1,648	1,699,236
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		3,577	3,529,190

			11,908,197

Auto Components — 0.1%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		1,242	1,224,632

Banks — 0.4%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		4,727	4,716,211

Beverages — 0.1%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29		64	62,846
Term Loan, (SOFR + 3.25%), 3.32%, 01/24/29		1,109	1,089,330

			1,152,176

Building Products — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27		510	494,702
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		391	387,513
Griffon Corp., Term Loan B, (SOFR + 2.75%), 3.27%, 01/24/29		453	447,763

			1,329,978

Capital Markets — 0.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 7.00%, 08/02/29(g)		994	984,130

Security		Par (000)		Value

Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27	USD	884		$878,891
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(g)		1,206		1,202,985

				3,066,006

Chemicals — 0.7%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,327		2,316,066
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		2,547		2,510,464
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		1,430		1,410,052
New Arclin U.S. Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 09/30/28		887		863,836
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		1,723		1,706,443

				8,806,861

Commercial Services & Supplies — 0.8%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26		2,222		2,170,950
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25		486		482,781
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.50%, 05/30/25		—	(o)	1
Propulsion BC Finco SARL, Term Loan, 02/10/29(n)		1,166		1,159,447
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25		7,117		7,081,686

				10,894,865

Communications Equipment — 0.2%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		2,003		1,990,079

Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		14,405		13,718,541
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 09/30/29(g)		2,814		2,715,510

				16,434,051

Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, 04/02/29(g)(n)		498		490,530

Containers & Packaging — 0.3%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		3,203		3,154,303
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		464		460,837

				3,615,140

Diversified Consumer Services — 0.2%
Amentum Government Services Holdings LLC
2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29		727		718,821
Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 01/29/27		362		357,405

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Ascend Learning, LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29	USD	657	$652,073
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27		406	405,427
TruGreen LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 0.75% Floor), 9.51%, 11/02/28(g)		868	870,170

			3,003,896

Diversified Financial Services — 1.3%
Advisor Group, Inc., 2021 Term Loan, 07/31/26(n)		240	238,595
AqGen Island Holdings, Inc., Term Loan, 08/02/28(g)(n)		771	762,343
Clydesdale Acquisition Holdings, Inc., 03/30/29(n)		842	827,964
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		2,281	2,241,421
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/06/28		813	805,954
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(g)		5,156	5,142,626
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28		543	537,335
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29		144	142,831
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		891	878,101
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		261	255,315
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26		315	312,178
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25		3,346	3,121,340
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		2,896	2,858,917

			18,124,920

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc., 2021 Term Loan B2, (SOFR + 3.25%), 4.05%, 11/22/28		458	451,369
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		1,608	1,580,959
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.25%, 11/27/23		4	4,160
2021 Exit Term Loan B, (SOFR + 4.25%), 4.92%, 02/01/29		1,942	1,907,543

			3,944,031

Electrical Equipment — 0.1%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		1,234	1,215,242
II-VI, Inc., 2021 Bridge Term Loan B, (3 mo. LIBOR + 3.00%), 3.71%, 12/01/28(g)		761	754,802

			1,970,044

Security		Par (000)		Value

Entertainment — 0.2%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(g)	USD	2,081		$2,070,259

Food Products — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		156		155,220

Gas Utilities — 0.1%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28		1,368		1,356,273

Health Care Equipment & Supplies — 0.1%
Embecta Corp., Term Loan B, 03/30/29(n)		28		27,650
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25		455		453,079
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	872		957,464

				1,438,193

Health Care Providers & Services — 0.5%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27	USD	2,114		2,102,398
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		3,781		2,501,843
EyeCare Partners LLC, 2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27		740		729,982
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/29/25(g)		1,453		1,285,843
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.20%, 11/16/25		442		438,766

				7,058,832

Health Care Services — 0.1%
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		631		605,760

Health Care Technology — 1.4%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		9,464		9,348,356
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		2,357		2,331,521
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 04/02/29(g)		8,084		8,003,160

				19,683,037

Hotels, Restaurants & Leisure — 0.6%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24		1,481		1,471,416
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		—	(o)	1
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		3,449		3,427,344
Golden Nugget, Inc., 2020 Initial Term Loan, (1 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(g)		292		309,274

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 2022 Term Loan B, (SOFR + 3.00%, 0.75% Floor), 3.75%, 12/15/27	USD	2,014	$1,996,158
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/15/24		434	431,023
Raptor Acquisition Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.93%, 11/01/26		303	300,260

			7,935,476

Household Durables — 0.2%
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		1,135	1,110,881
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		1,668	1,615,293

			2,726,174

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.46%, 08/12/26		93	91,060

Industrial Conglomerates — 0.2%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		1,279	1,080,895
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,796	1,795,469

			2,876,364

Insurance — 0.6%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		1,191	1,181,916
Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		1,975	1,951,576
AssuredPartners, Inc., 2022 Term Loan, (SOFR + 3.50%), 4.00%, 02/12/27		1,090	1,076,375
Hub International Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25		1,382	1,364,914
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		544	539,846
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 12/31/25		848	838,538
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		500	495,738
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		530	526,262

			7,975,165

Interactive Media & Services — 0.3%
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		635	628,219
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		3,857	3,760,614

			4,388,833

Security		Par (000)	Value

Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27	USD	761	$790,847

IT Services — 1.6%
Banff Merger Sub, Inc.
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.50%), 6.00%, 02/27/26		2,250	2,225,250
2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25		1,995	1,980,890
CoreLogic, Inc., 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.00%, 06/04/29		1,413	1,390,039
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		2,077	2,071,718
Optiv Security, Inc., 1st Lien Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/01/24		1,222	1,192,337
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		2,305	2,256,128
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.01%, 10/09/28		10,251	10,430,393
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		896	886,462

			22,433,217

Machinery — 1.0%
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		1,222	1,203,639
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.46%, 09/20/26		2,324	2,314,492
SPX Flow, Inc., 03/16/29(n)		1,930	1,878,527
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		8,523	8,329,261

			13,725,919

Media — 1.5%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		470	446,522
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		238	231,737
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		993	973,125
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.00%), 3.35%, 04/22/26		1,217	1,082,498
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26		6,530	6,412,400
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		1,003	993,319
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		2,915	2,875,929
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		1,281	1,265,172
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		288	284,760
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27		6,160	5,988,875

			20,554,337

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining — 0.0%
Grinding Media, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.80%, 10/12/28.	USD	510	$504,693

Oil, Gas & Consumable Fuels(g) — 0.8%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		10,724	11,447,586
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24		90	54,239

			11,501,825

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/25/28		2,475	2,312,756

Professional Services — 0.3%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(g)		958	948,420
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		3,018	2,986,403

			3,934,823

Real Estate Management & Development — 0.1%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		1,985	1,958,565

Software — 3.8%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		958	951,805
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(g)		1,463	1,437,398
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		4,172	4,114,635
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24		1,946	1,849,007
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		506	515,488
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/31/27		1,385	1,372,457
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28		662	654,998
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		4,537	4,495,489
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		2,293	2,267,204
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		5,779	5,728,434
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.26%, 12/18/28(g)		850	841,500

Security	Par (000)		Value

Software (continued)
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28	USD	1,331	$1,314,950
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		2,006	1,994,084
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28		1,790	1,767,451
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		6,751	6,759,783
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 05/30/25		1,772	1,748,972
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%), 4.00%, 12/17/27		527	520,368
2021 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.00%, 12/17/27		840	829,497
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25		2,171	2,197,733
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		4,226	4,179,246
Sovos Compliance LLC, 2021 Term Loan, (1 mo. LIBOR + 4.50%), 5.00%, 08/11/28		820	817,167
Tempo Acquisition LLC, Non-Extended Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/01/24		205	203,212
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28		1,576	1,570,421
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		2,065	2,046,115
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		1,774	1,757,578
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		560	557,065

			52,492,057

Specialty Retail — 0.2%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		1,951	1,943,029
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.32%, 04/16/26		839	790,608

			2,733,637

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29		4,715	4,592,080

Trading Companies & Distributors — 0.2%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		565	554,662
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		1,542	1,520,555

			2,075,217

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services — 0.0%
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28	USD	107	$105,696

Total Floating Rate Loan Interests — 22.4% (Cost: $308,904,411)			305,818,585

		Shares

Investment Companies

Equity Funds — 0.6%
iShares Preferred & Income Securities ETF(p)		203,000	7,393,260

Total Investment Companies — 0.6% (Cost: $7,427,338)			7,393,260

	Par (000)

Preferred Securities

Capital Trusts — 1.8%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(b)(j)	USD	655	686,244
Volkswagen International Finance NV, 4.38%, 12/31/49	EUR	200	220,333

			906,577

Banks(a)(b)(j) — 0.0%
AIB Group PLC, 5.25%		200	222,277
CaixaBank SA, 6.38%		200	229,963

			452,240

Diversified Financial Services(b)(j) — 1.3%
Banco Santander SA, 4.38%(a)		200	214,985
Barclays PLC, 4.38%	USD	2,490	2,193,068
Credit Agricole S.A., 4.75%(c)		1,295	1,175,122
Credit Suisse Group AG(c)
6.38%		1,658	1,636,562
5.25%		1,077	996,225
6.25%		200	201,500
Deutsche Bank AG, 6.75%(a)(l)	EUR	200	226,228
HSBC Holdings PLC, 6.00%	USD	2,298	2,338,215
JPMorgan Chase & Co.
Series FF, 5.00%		5,918	5,898,323
Series HH, 4.60%		1,416	1,364,670
Series Q, 5.15%		850	854,250

			17,099,148

Diversified Telecommunication Services — 0.0%
British Telecommunications PLC, 4.88%, 11/23/81(b)(c)		200	190,000

Security	Par (000)		Value

Electric Utilities(b)(j) — 0.1%
Edison International, Series B, 5.00%	USD	940	$882,190
Naturgy Finance BV, 2.37%(a)	EUR	200	203,401

			1,085,591

Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 3.99%(a)(b)(j)		100	51,994

Health Care Providers & Services — 0.0%
Korian SA, 4.13%(a)(b)(j)	GBP	200	241,039

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(b)(c)(j)	USD	1,272	1,238,610

Internet & Direct Marketing Retail — 0.0%
Rakuten Group, Inc., 4.25%(a)(b)(j)	EUR	225	215,117

Media — 0.0%
SES SA, 2.88%(a)(b)(j)		100	102,397

Oil, Gas & Consumable Fuels(a)(b)(j) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		200	216,362
BP Capital Markets PLC, 4.25%	GBP	125	162,160
Repsol International Finance BV
3.75%	EUR	100	111,455
4.25%		100	111,034

			601,011

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(b)(j)		200	192,821

Utilities(a)(b)(j) — 0.1%
Electricite de France SA
3.00%		200	205,209
2.88%		200	205,723
3.38%		400	397,697
6.00%	GBP	100	133,436

			942,065

Wireless Telecommunication Services(a)(b) — 0.1%
Vodafone Group PLC
2.63%, 08/27/80	EUR	400	429,650
4.20%, 10/03/78		200	225,542

			655,192

			23,973,802

		Shares

Preferred Stocks — 1.0%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $666,513)(f)		680,898	7,007

Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding(g)(j)		790	908,838

Insurance — 0.1%
Alliant Holdings, Inc.(g)		1,431	1,395,211

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $7,000,256)(f)(g)	63,886	$10,292,518

Wireless Telecommunication Services — 0.1%
Ligado Networks LLC(q)	32,168	1,447,578

		14,051,152

Total Preferred Securities — 2.8% (Cost: $39,598,123)		38,024,954

Total Long-Term Investments — 143.6% (Cost: $2,020,895,661)		1,961,471,898

Options Purchased — 0.0% (Cost: $609,039)		326,978

Total Investments Before Options Written — 143.6% (Cost: $2,021,504,700)		1,961,798,876

Options Written — (0.0)%
(Premiums Received: $(241,541))		(110,385)

Total Investments, Net of Options Written — 143.6% (Cost: $2,021,263,159)		1,961,688,491
Liabilities in Excess of Other Assets — (43.6)%		(595,694,296)

Net Assets — 100.0%		$1,365,994,195

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,621,837, representing 0.9% of its net assets as of period end, and an original cost of $9,266,121.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	When-issued security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Trust.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	(b)	$—	$—	$—	$—	—	$97	$—
iShares Preferred & Income Securities ETF	8,004,290	—		—	—	(611,030)	7,393,260	203,000	47,515	—

					$—	$(611,030)	$7,393,260		$47,612	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	74	06/21/22	$9,084	$286,649
U.S. Long Bond	4	06/21/22	601	17,791
Ultra U.S. Treasury Bond	87	06/21/22	15,399	451,932

				$756,372

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	223,686	EUR	200,000	Commonwealth Bank of Australia	06/15/22	$1,838
USD	58,172	EUR	52,000	UBS AG	06/15/22	491

						2,329

EUR	200,000	USD	223,076	Commonwealth Bank of Australia	04/04/22	(1,826)
USD	190,606	CAD	243,000	Morgan Stanley & Co. International PLC	06/15/22	(3,734)
USD	6,619	EUR	6,000	Bank of America N.A.	06/15/22	(36)
USD	41,336,612	EUR	37,566,000	BNP Paribas SA	06/15/22	(333,014)
USD	6,910,694	GBP	5,297,000	Toronto-Dominion Bank	06/15/22	(45,691)

						(384,301)

						$(381,972)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Euro STOXX Banks	51	04/14/22	EUR	105.00	EUR	231	$282
Euro STOXX 50	14	06/17/22	EUR	4,200.00	EUR	546	3,399
Euro STOXX Banks	45	06/17/22	EUR	100.00	EUR	204	3,796

							7,477

Put
SPDR S&P 500 ETF Trust	548	04/14/22	USD	438.00	USD	24,750	103,024
SPDR S&P 500 ETF Trust	359	05/06/22	USD	440.00	USD	16,214	216,477

							319,501

							$326,978

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Euro STOXX Banks	51	04/14/22	EUR	115.00	EUR	231	$(141)
Euro STOXX 50	14	06/17/22	EUR	4,400.00	EUR	546	(720)
Euro STOXX Banks	45	06/17/22	EUR	110.00	EUR	204	(933)

							(1,794)

Put
SPDR S&P 500 ETF Trust	548	04/14/22	USD	415.00	USD	24,750	(25,482)
SPDR S&P 500 ETF Trust	359	05/06/22	USD	415.00	USD	16,214	(83,109)

							(108,591)

							$(110,385)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/23	N/R		USD	856	$(13,383)	$(23,737)	$10,354
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	N/R		USD	1,221	(72,374)	(109,934)	37,560
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	B		EUR	60	(418)	7,791	(8,209)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	70	7,705	7,032	673
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R		EUR	50	7	4,408	(4,401)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R		EUR	50	6	4,951	(4,945)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	BB-		EUR	30	2,823	1,321	1,502
CMA CGM SA	5.00	Quarterly	Goldman Sachs International	06/20/26	BB-		EUR	20	1,882	1,590	292
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/26	B		EUR	20	156	463	(307)
Adler Real Estate AG	5.00	Quarterly	Goldman Sachs International	12/20/26	BB-		EUR	10	78	(22)	100
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	B		EUR	40	310	—	310
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	BB-		EUR	10	78	45	33
Altice France SA.	5.00	Quarterly	Credit Suisse International	12/20/26	B		EUR	80	5,578	5,721	(143)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB-		EUR	100	8,175	4,171	4,004
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+		EUR	50	(614)	(2,056)	1,442
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+		EUR	41	(498)	1,670	(2,168)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	39	(484)	1,716	(2,200)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	55	(675)	2,222	(2,897)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	B+		EUR	55	(675)	2,635	(3,310)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	B+		EUR	90	13,580	7,623	5,957

									$(48,743)	$(82,390)	$33,647

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

										Upfront Premium Paid
Paid by the Trust		Received by the Trust									Unrealized Appreciation
					Effective	Termination	Notional
Rate	Frequency	Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	Depreciation

3-Month LIBOR, 0.96%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/20/22	USD	2,048	$(65,447)	$(312)	$(65,135)
3-Month LIBOR, 0.96%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/22	USD	9,430	(358,282)	—	(358,282)
3-Month LIBOR, 0.96%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/22	USD	3,071	(100,867)	(323)	(100,544)
3-Month LIBOR, 0.96%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/22	USD	3,507	(107,909)	(428)	(107,481)
1-Day SOFR, 0.33%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/22	USD	6,125	(251,988)	(135)	(251,853)
1-Day SOFR, 0.33%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/20/22	USD	3,546	(140,710)	(83)	(140,627)
1-Day SOFR, 0.33%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/20/22	USD	1,000	(39,491)	(23)	(39,468)
1-Day SOFR, 0.33%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	3,084	(123,370)	(72)	(123,298)
1-Day SOFR, 0.33%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	2,859	(122,924)	(67)	(122,857)
1-Day SOFR, 0.33%	Monthly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/22	USD	1,513	(43,152)	(69)	(43,083)

									$(1,354,140)	$(1,512)	$(1,352,628)

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,261,220	$—	$3,261,220
Common Stocks
Auto Components	32,368	—	—	32,368
Building Products	27,821	—	—	27,821
Chemicals	3,185,790	—	—	3,185,790
Communications Equipment	377,893	—	—	377,893
Consumer Finance	43	—	—	43
Containers & Packaging	—	1,322,312	—	1,322,312
Diversified Financial Services	—	—	22,236	22,236
Diversified Telecommunication Services	47,423	—	—	47,423
Electrical Equipment	1,130,192	—	—	1,130,192
Equity Real Estate Investment Trusts (REITs)	9,766,988	—	—	9,766,988
Hotels, Restaurants & Leisure	1,067,013	—	—	1,067,013
IT Services	1,041,309	—	—	1,041,309
Life Sciences Tools & Services	3,983,821	—	—	3,983,821
Media	1,674,712	—	—	1,674,712
Metals & Mining	2,501,874	—	—	2,501,874
Oil, Gas & Consumable Fuels	25,321,266	—	—	25,321,266
Road & Rail	1,654,589	—	—	1,654,589
Semiconductors & Semiconductor Equipment	23,870	—	—	23,870
Software	1,664,240	—	—	1,664,240
Corporate Bonds
Aerospace & Defense	—	58,832,465	—	58,832,465
Airlines	190,804	34,591,158	—	34,781,962
Auto Components	—	28,712,540	—	28,712,540
Automobiles	—	30,201,682	—	30,201,682
Banks	—	9,393,995	—	9,393,995
Beverages	—	26,539,492	—	26,539,492
Biotechnology	—	546,610	—	546,610
Building Materials	—	14,937,603	—	14,937,603
Building Products	—	18,201,477	—	18,201,477

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Capital Markets	$—	$22,127,539	$—	$22,127,539
Chemicals	—	40,752,279	—	40,752,279
Commercial Services & Supplies	—	20,745,080	—	20,745,080
Communications Equipment	—	15,568,454	—	15,568,454
Construction Materials	—	7,375,553	—	7,375,553
Consumer Discretionary	—	41,332,746	—	41,332,746
Consumer Finance	90,423	35,555,493	—	35,645,916
Containers & Packaging	—	4,504,140	—	4,504,140
Diversified Consumer Services	—	33,511,451	—	33,511,451
Diversified Financial Services	—	26,730,418	—	26,730,418
Diversified Telecommunication Services	—	51,772,555	—	51,772,555
Electric Utilities	—	12,208,533	—	12,208,533
Electrical Equipment	—	2,632,589	—	2,632,589
Electronic Equipment, Instruments & Components	—	10,414,806	—	10,414,806
Energy Equipment & Services	—	8,832,585	—	8,832,585
Environmental, Maintenance & Security Service	—	13,441,494	—	13,441,494
Equity Real Estate Investment Trusts (REITs)	—	27,121,420	—	27,121,420
Food & Staples Retailing	—	22,758,219	—	22,758,219
Food Products	—	12,406,937	—	12,406,937
Gas Utilities	—	503,438	—	503,438
Health Care Equipment & Supplies	—	14,684,720	—	14,684,720
Health Care Providers & Services	—	79,865,666	—	79,865,666
Health Care Technology	—	19,489,759	—	19,489,759
Healthcare	—	332,830	—	332,830
Hotels, Restaurants & Leisure	83,986	78,213,281	—	78,297,267
Household Durables	—	21,124,960	—	21,124,960
Household Products	—	603,900	—	603,900
Independent Power and Renewable Electricity Producers	—	12,418,377	—	12,418,377
Insurance	—	33,931,877	—	33,931,877
Interactive Media & Services	—	9,739,363	—	9,739,363
Internet & Direct Marketing Retail	—	278,368	—	278,368
Internet Software & Services	—	16,904,641	—	16,904,641
IT Services	—	25,413,281	—	25,413,281
Leisure Products	—	4,590,911	—	4,590,911
Machinery	—	17,947,904	—	17,947,904
Media	—	181,142,886	—	181,142,886
Metals & Mining	—	32,157,794	—	32,157,794
Mortgage Real Estate Investment Trusts (REITs)	—	159,677	—	159,677
Multiline Retail	—	6,489,942	—	6,489,942
Offshore Drilling & Other Services	—	394,740	—	394,740
Oil, Gas & Consumable Fuels	857,820	197,444,334	—	198,302,154
Personal Products	—	1,166,520	—	1,166,520
Pharmaceuticals	—	31,688,364	—	31,688,364
Real Estate Management & Development	—	12,278,766	—	12,278,766
Road & Rail	—	2,506,033	—	2,506,033
Semiconductors & Semiconductor Equipment	289,320	10,051,466	—	10,340,786
Software	—	33,207,651	—	33,207,651
Specialty Retail	—	15,648,877	—	15,648,877
Technology Hardware, Storage & Peripherals	—	1,502,418	—	1,502,418
Textiles, Apparel & Luxury Goods	191,629	4,312,506	—	4,504,135
Thrifts & Mortgage Finance	—	6,126,885	—	6,126,885
Transportation	—	243,173	—	243,173
Transportation Infrastructure	—	416,639	—	416,639
Utilities	—	4,625,733	—	4,625,733
Wireless Telecommunication Services	—	41,067,144	—	41,067,144
Floating Rate Loan Interests	—	266,497,810	39,320,775	305,818,585
Investment Companies	7,393,260	—	—	7,393,260
Preferred Securities
Capital Trusts	—	23,973,802	—	23,973,802
Preferred Stocks	—	1,447,578	12,596,567	14,044,145

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Options Purchased
Equity Contracts	$326,978	$—	$—	$326,978
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(22,796)	—	(22,796)

	$62,925,432	$1,846,904,063	$51,939,578	1,961,769,073

Investments Valued at NAV(b)				7,007

				$1,961,776,080

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$62,227	$—	$62,227
Foreign Currency Exchange Contracts	—	2,329	—	2,329
Interest Rate Contracts	756,372	—	—	756,372
Liabilities
Credit Contracts	—	(28,580)	—	(28,580)
Equity Contracts	(110,385)	—	—	(110,385)
Foreign Currency Exchange Contracts	—	(384,301)	—	(384,301)
Interest Rate Contracts	—	(1,352,628)	—	(1,352,628)

	$645,987	$(1,700,953)	$—	$(1,054,966)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $610,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2021	$22,236	$15,655,042	$12,823,367	$28,500,645
Transfers into Level 3(a)	—	22,009,190	—	22,009,190
Transfers out of Level 3(b)	—	—	—	—
Accrued discounts/premiums	—	(27,501)	—	(27,501)
Net realized gain (loss)	—	1,598	—	1,598
Net change in unrealized appreciation (depreciation)(c)	—	(495,037)	(226,800)	(721,837)
Purchases	—	2,870,990	—	2,870,990
Sales	—	(693,507)	—	(693,507)

Closing balance, as of March 31, 2022	$22,236	$39,320,775	$12,596,567	$51,939,578

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(c)	$—	$(495,037)	$(226,800)	$(721,837)

(a)

As of December 31, 2021, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)

As of December 31, 2021, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Corporate High Yield Fund, Inc. (HYT)

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

29